   As filed with the Securities and Exchange Commission on September 26, 2002
                                                       Registration No. 33-26305
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         PRE-EFFECTIVE AMENDMENT NO. ___                     [_]

                         POST-EFFECTIVE AMENDMENT NO. 63                     [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                AMENDMENT NO. 65                             [X]

                  _____________________________________________

                               BLACKROCK FUNDS(SM)

               (Exact Name of Registrant as Specified in Charter)

     100 Bellevue Parkway          Brian Kindelan, Esq.        copy to:
     Wilmington, Delaware 19809    BlackRock Advisors, Inc.    Sarah E. Cogan, Esq.
     (Address of Principal         100 Bellevue Parkway        Simpson Thacher & Bartlett
        Executive Offices)         Wilmington, Delaware 19809  425 Lexington Avenue
     Registrant's Telephone Number (Name and Address of        New York, New York 10017
     (800) 441-7762                   Agent for Service)

                  _____________________________________________

It is proposed that this filing will become effective (check appropriate box)
     [_] immediately upon filing pursuant to paragraph (b)
     [_] on (date) pursuant to paragraph (b)
     [X] 60 days after filing pursuant to paragraph (a)(1)
     [_] on (date) pursuant to paragraph (a)(1)
     [_] 75 days after filing pursuant to paragraph (a)(2)
     [_] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

The prospectus for the Institutional Shares of the Core Equity Portfolio is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A on October 27, 2000.

The prospectuses for the Service, Investor A, Investor B, Investor C and Institutional Shares of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Core Bond Total Return, Core PLUS Total Return, Government Income, GNMA, Managed Income, International Bond, High Yield Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Kentucky Tax-Free Income, Delaware Tax-Free Income, Money Market, Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, New Jersey Municipal Money Market, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Mid-Cap Value Equity, International Equity, International Emerging Markets, International Small Cap Equity, Balanced, Small Cap Growth Equity, Mid-Cap Growth Equity, Micro-Cap Equity, Select Equity, Global Science & Technology, Global Communications, European Equity, Asia Pacific Equity and Small Cap Core Equity Portfolios, the prospectus for the BlackRock Shares of the Low Duration Bond, Core Bond Total Return, Core PLUS Total Return, Intermediate Bond and High Yield Bond Portfolios, the prospectus for BlackRock Shares of the Select Equity Portfolio, the prospectus for the shares of the BlackRock Strategic Portfolio I and the prospectus for the Hilliard Lyons Shares of the Money Market Portfolio and the Municipal Money Market Portfolio, each dated January 28, 2002, are incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 62 to its Registration Statement on Form N-1A on January 28, 2002 and to Registrant's filing pursuant to Rule 497 on February 5, 2002.

The prospectuses for the shares of BlackRock Strategic Portfolio II, the Multi-Sector Mortgage Securities Portfolio III and the Multi-Sector Mortgage Securities Portfolio IV, each dated January 28, 2001, are incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 59 to its Registration Statement on Form N-1A on January 29, 2001.

The statement of additional information for the Institutional Shares of the Core Equity Portfolio is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A on October 27, 2000.

The statement of additional information for the Service, Investor A, Investor B, Investor C and Institutional Shares of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Core Bond Total Return, Core PLUS Total Return, High Yield Bond, Government Income, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Kentucky Tax-Free Income, Delaware Tax-Free Income, GNMA, Money Market, Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, New Jersey Municipal Money Market, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Mid-Cap Value Equity, International Equity, International Emerging Markets, International Small Cap Equity, Balanced, Small Cap Growth Equity, Mid-Cap Growth Equity,

Select Equity, Micro-Cap Equity, Global Science & Technology, Global Communications, European Equity, Asia Pacific Equity and Small Cap Core Equity Portfolios, and the BlackRock Shares of the Select Equity, Low Duration Bond, Core Bond Total Return, Core PLUS Total Return, Intermediate Bond and High Yield Bond Portfolios and for Hilliard Lyons Shares of the Money Market Portfolio and the Municipal Money Market Portfolio and statement of additional information for the shares of the BlackRock Strategic Portfolio I, each dated January 28, 2002, are incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 62 to its Registration Statement on Form N-1A on January 28, 2002 and to Registrant's filing pursuant to Rule 497 on February 5, 2002.

The statements of additional information for the shares of the BlackRock Strategic Portfolio II, the Multi-Sector Mortgage Securities Portfolio III, and the Multi-Sector Mortgage Securities Portfolio IV, each dated January 28, 2001, are incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 59 to its Registration Statement on Form N-1A on January 29, 2001.

                SUBJECT TO COMPLETION, DATED SEPTEMBER 26, 2002

 The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

           , 2002


                                   [GRAPHIC]


Tax-Free Income Portfolio

BlackRock Shares

                                    BlackRock Funds/SM/ is a mutual fund family with 43 investment portfolios.

                             [LOGO] BLACKROCK FUNDS

                                    The securities described in this prospectus have been registered with the Securities and Exchange Commission (SEC). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.

                          NOT FDIC- May lose value
                          INSURED   No bank guarantee

Table of
Contents

How to find
the information
you need
About Your
Investment

                       Tax-Free Income Portfolio....  1


                       How to Buy/Sell Shares.......  7

                       Dividends/Distributions/Taxes 12

                                    [Graphic]



BlackRock
Tax-Free Income
Portfolio


                             IMPORTANT DEFINITIONS

 Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and foreign corporations, debt obligations of foreign governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

 General Obligation Bonds: Bonds which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

 Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the fund manager to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

 Lehman Municipal Bond Index: An unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa-3, outstanding par value of at least $3 million, issued as part of a deal of at least $50 million, issued within the last 5 years and having remaining maturities of not less than one year.

 Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer must pay back the face amount of the security.

Investment Goal:
The fund seeks as high a level of current income exempt from Federal income tax as is consistent with preservation of capital.

Primary Investment Strategies:
In pursuit of this goal, the fund invests primarily in bonds issued by or on behalf of states and possessions of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities) the interest on which the fund manager believes is exempt from Federal income tax including the Federal Alternative Minimum Tax (municipal securities). The fund normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds from a diverse range of issuers. The other 20% of assets can be invested in securities which are subject to Federal income tax including the Federal Alternative Minimum Tax. The fund emphasizes municipal securities in the ten to twenty year maturity range. The fund may only buy securities rated investment grade at the time of purchase by at least one major rating agency or determined by the fund manager to be of similar quality. The fund intends to invest so that no more than 25% of its assets are represented by the municipal securities of issuers located in the same state.

The fund manager evaluates sectors of the municipal market and individual bonds within those categories. The fund measures its performance against the Lehman Municipal Bond Index (the benchmark).

If a security falls below investment grade, the fund manager will decide whether to continue to hold the security. A security will be sold if, in the opinion of the fund manager, the risk of continuing to hold the security is unacceptable when compared to the total return potential.

It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not municipal securities (and therefore are subject to federal income tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund's opportunity to achieve its investment objective.

                             IMPORTANT DEFINITIONS


 Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

 Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

The fund manager will normally attempt to structure the fund's portfolio to have comparable duration to its Lipper Peer Group (General Municipal Debt Funds). Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

The fund manager may, when consistent with the fund's investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity, commit cash pending investment or for speculation to increase returns. The fund may also enter into interest rate transactions as a hedging technique. In these transactions, the fund exchanges its right to pay or receive interest with another party for their right to pay or receive interest. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements).

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Should the Company's Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. The fund may not change the requirement that it normally invest at least 80% of its assets in municipal securities without shareholder approval.

Key Risks
There is no guarantee that shares will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund's assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal securities also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer.

The fund may invest in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. The fund may invest up to 20% of its assets in these bonds when added together with any of the fund's other taxable investments. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may invest 25% or more of its assets in municipal securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in municipal securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

There may be less information available on the financial condition of issuers of municipal securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice.

The fund will rely on legal opinions of counsel to issuers of municipal securities as to the tax-free status of investments and will not do its own analysis.

The fund's use of derivatives and interest rate transactions may reduce the fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short period of time. A risk of the fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes, market price fluctuations and general market liquidity than others. The income from certain derivatives may be subject to Federal income tax.

Some transactions may give rise to a form of leverage. These transactions may include, among others, reverse repurchase agreements and may expose the fund to greater risk and increase its cost. To mitigate leverage risk, the fund manager will segregate liquid assets or cover the transactions. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund's portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund's return. This interest expense may be greater than the fund's return on the underlying agreement.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Securities loans involve the risk of a delay in receiving additional collateral from the borrower if the value of the securities goes up while they are on loan. There is also the risk of delay in recovering the loaned securities and of losing rights to the collateral if a borrower goes bankrupt.

Higher than normal portfolio turnover may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information
Since BlackRock Shares of the fund have only been introduced as of the date of this prospectus, the chart and table below give you a picture of the fund's long-term performance for Institutional Shares of the fund, which were first issued in January 1993. The performance for the period before Institutional Shares were launched is based upon performance for Investor A Shares of the fund, which were first issued in May 1990. Although the chart and table show returns for the Institutional Shares and Investor A Shares which are not offered in this prospectus, the Institutional Shares and Investor A Shares would have substantially similar annual returns as the BlackRock Shares offered in this prospectus because these shares and the BlackRock Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares, Investor A Shares and the BlackRock Shares do not have the same expenses. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund.

The table compares the fund's performance to that of the Lehman Municipal Bond Index, a recognized unmanaged index of bond market performance. As with all such investments, past performance is not an indication of future results.

                                    [CHART]

As of 12/31
ANNUAL TOTAL RETURNS*

Best Quarter
Q1 '95: 8.18%

Worst Quarter
Q1 '94:(6.81)%


 92      93       94      95      96      97      98      99      00      01
----    ----     ----    ----    ----    ----    ----    ----    ----    ----
8.85%   13.09%  -6.64%   18.48%  5.72%   10.12%  6.40%  -4.16%   10.95%  4.78%

The bars for 1992-1993 are based upon performance for Investor A Shares of the fund and the bars for 1994-2001 are based upon performance for Institutional Shares of the fund.

As of 12/31/01
AVERAGE ANNUAL TOTAL RETURNS*
                                                            Inception
                        1 Year  3 Years  5 Years  10 Years    Date
                        ------  -------  -------  --------  ---------
Tax-Free Income -
 Return Before Taxes     4.78%    3.67%    5.48%    6.51%    05/14/90
 (Reflects no deduction
 for fees, expenses or
 taxes)
Tax-Free Income -
 Return After Taxes
 on Distribution           -        -        -        -          -
Tax-Free Income -
 Return After Taxes
 on Distribution and
 Sale of Shares            -        -        -        -          -
Lehman Municipal         5.13%    4.77%    5.98%    6.62%       N/A
 *The chart and the table both assume reinvestment of dividends and distributions.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                             IMPORTANT DEFINITIONS


 Advisory Fees: Fees paid to the investment adviser for portfolio management services.

 Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Expenses and Fees
As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold BlackRock Shares of the fund.

Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)

 Advisory fees                           .50%
 Other expenses/1/                        --
 Total annual fund operating expenses     --
 Fee waivers and expense reimbursements*  --
 Net expenses*                            --

/1/"Other expenses" are based on estimated amounts for the current fiscal year.
 *BlackRock has contractually agreed to waive or reimburse fees or expenses in
  order to limit fund expenses to    % of average daily net assets until
  February 1, 2004. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section on page 11 for a discussion of these waivers and reimbursements.

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

                  1 Year 3 Years
 BlackRock Shares  $--     $--

Fund Management
The manager for the fund is Kevin Klingert, Managing Director at BlackRock Financial Management, Inc. (BFM) since 1991. Before joining BFM he was Assistant Vice President at Merrill Lynch, Pierce, Fenner & Smith. He has been fund manager since 1995.

                                    [Graphic]



About Your Investment


Buying Shares
BlackRock Shares are offered without a sales charge to institutional investors.

Purchase orders may be placed by calling (800) 441-7450.


What Price Per Share Will You Pay?
The price of mutual fund shares generally changes every business day. A mutual fund is a pool of investors' money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value
(NAV) per share is $10.

The fund's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by or under the direction of the Company's Board of Trustees. Under some circumstances certain short-term debt securities will be valued using the amortized cost method.

Since the NAV changes daily, the price of your shares depends on the time that your order is received.

Purchase orders received before the close of regular trading on the New York Stock Exchange (NYSE) (currently 4 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day. NAV is calculated separately for each class of shares of the fund at 4 p.m. (Eastern time) each day the NYSE is open. Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. Foreign securities and certain other securities held by the fund may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when fund shares cannot be bought or sold.

Paying for Shares
Payment for BlackRock Shares must normally be made in Federal funds or other funds immediately available by 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Company, be made in the form of securities that are permissible investments for the fund.


How Much is the Minimum Investment?
The minimum investment for the initial purchase of BlackRock Shares is generally $5,000,000. The minimum initial investment for registered investment advisers is $250,000, and there is no minimum initial investment requirement for fee-based programs with an annual fee of at least .50%. There is no minimum requirement for later investments. The Company does not accept third party checks as payment for shares.

The fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements and suspend and resume the sale of any share class of the fund at any time.


Selling Shares
Shareholders may place redemption orders by telephoning (800) 441-7450. Shares are redeemed at their net asset value per share next determined after receipt of the redemption order. The fund, the administrators and the distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the fund's custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the fund's custodian is closed is normally wired in Federal funds on the next business day following redemption on which the fund's custodian is open for business. The Company reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgement of BlackRock Advisors, Inc., an earlier payment could adversely affect the fund. No charge for wiring redemption payments is imposed by the Company.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to BlackRock Funds at 100 Bellevue Parkway, Wilmington, DE 19809, MS WR-R100-04-07.

The Company may refuse a telephone redemption request if it believes it is advisable to do so.


The Company's Rights
The Company may:

   . Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act of 1940,
   . Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act of 1940, or as described in the section "Selling Shares" above,
   . Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and
   . Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act of 1940.


Market Timing
The fund is not designed for market timing organizations or other entities using programmed or frequent exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and may have an adverse effect on all shareholders. If the Company determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it reserves the right to reject any specific purchase or exchange order. If the Company rejects your purchase or exchange order, you will not be able to execute that transaction, and the Company will not be responsible for any losses you therefore may suffer. In addition, any redemptions that you make as a result of the activity described above will be subject to any and all redemption fees.

                             IMPORTANT DEFINITIONS


 Adviser: The Adviser of a mutual fund is responsible for the overall investment management of the Fund. The Adviser for BlackRock Funds is BlackRock Advisors, Inc.

 Sub-Adviser: The sub-adviser of a fund is responsible for its day-to-day management and will generally make all buy and sell decisions. Sub-advisers also provide research and credit analysis. The sub-adviser for the fund is BlackRock Financial Management, Inc.

Accounts with Low Balances
The Company may redeem a shareholder's account in the fund at any time the net asset value of the account in such fund falls below the applicable minimum initial investment as the result of a redemption. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 30 days to make additional investments before the redemption is processed.


Management
BlackRock Funds' Adviser is BlackRock Advisors, Inc. (BlackRock). BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $238.6 billion of assets under management as of December 31, 2001. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States. BlackRock Financial Management, Inc. (BFM), an affiliate of BlackRock located at 40 E. 52nd Street, New York, NY 10022, acts as sub-adviser to the fund.

For their investment advisory and sub-advisory services, BlackRock and BFM, as applicable, are entitled to fees computed daily on a fund-by-fund basis and payable monthly. For the fiscal year ended September 30, 2001, the aggregate advisory fees paid by the fund to BlackRock as a percentage of average daily net assets was 0.29%.

The maximum annual advisory fees that can be paid to BlackRock (as a percentage of average daily net assets of the fund) are as follows:

Total Annual Advisory Fee (Before Waivers)

                                                   INVESTMENT
                                                   ADVISORY
 AVG DAILY NET ASSETS                              FEE
 First $1 billion                                  .500%
 $1 billion-$2 billion                             .450%
 $2 billion-$3 billion                             .425%
 greater than $3 billion                           .400%

Information about the portfolio manager for the fund is presented on page 6.

As discussed above, BlackRock has agreed to cap the fund's net expenses (excluding interest expense) at the levels shown in the fund's expense table.

To achieve this cap, BlackRock and the Company have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of the fund through February 1, 2004 and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. This expense limit (which applies to expenses charged on fund assets as a whole, but not expenses separately charged to the different share classes of the fund) as a percentage of average daily net assets is .485%.

If within two years following a waiver or reimbursement, the operating expenses of the fund are less than the expense limit for the fund, the fund is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the fund has more than $50 million in assets, (2) BlackRock continues to be the fund's investment adviser and (3) the Board of Trustees of the Company has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

Dividends and Distributions
BlackRock Funds makes two kinds of distributions to shareholders: net investment income and net realized capital gains.

Distributions of net investment income derived by the fund are paid within 10 days after the end of each month. The Company's Board of Trustees may change the timing of such dividend payments.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by the fund at least annually at a date determined by the Company's Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the fund unless you instruct PFPC in writing to pay them in cash. There are no sales charges on these reinvestments.


Taxation of Distributions
Distributions paid out of the fund's "net capital gain" will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income, other than exempt-interest dividends, will be taxed to shareholders as ordinary income.

The Tax-Free Income Portfolio intends to pay most of its dividends as exempt-interest dividends, which means such dividends are exempt from regular federal income tax (but may be subject to the federal alternative minimum tax). The state or municipality where you live may not charge you state and local taxes on dividends paid with respect to interest on obligations of such state or municipality. Otherwise, these dividends will generally be subject to state and local taxes.

Dividends paid with respect to interest on securities issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Your annual tax statement from the Company will present in detail the tax status of your distributions for each year.

Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax professional about federal, state and local tax consequences of owning shares of the Company.

Important Notice Regarding Delivery of Shareholder Documents
The Securities and Exchange Commission permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

Mailings of your BlackRock Funds shareholder documents may be householded indefinitely unless you instruct us otherwise.

--------------------------------------------------------------------------------

Electronic Access to Shareholder Documents
Electronic copies of most financial reports and prospectuses are now available on the BlackRock website. Shareholders can receive e-mail notifications that the Company's annual and semi-annual reports and prospectuses have been posted on the Company's website on the Internet if they enroll in the Company's electronic access program.

To enroll:

Shareholders Who Hold Accounts With Investment Advisers, Banks or Brokerages:
1) Have your enrollment number ready. If you do not have one, please contact your financial adviser.
2) Log on to www.investordelivery.com.
3) Enter your assigned enrollment number plus the four-digit personal identification number (PIN) of your choice. The PIN should be the same for all accounts using the same e-mail address, and will be required if you decide to change your delivery preference. Note: If you have additional BlackRock Fund shares in more than one account, you may receive additional copies of this notice with a separate enrollment number for each account. In that case, provide the information that applies to each enrollment number. If you have any questions, please contact your financial adviser.

Shareholders Who Hold Accounts Directly With the Fund:
1) Log on to http://funds.blackrock.com.
2) Click on Electronic Delivery icon on either side of your screen.
3) Complete the on-line form by entering your social security number, e-mail address and by selecting your electronic delivery preference.

For more information:
This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BlackRock Funds is available free, upon request, including:

Annual/Semi-Annual Reports
These reports contain additional information about the fund's investments. The annual report describes the fund's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and fund investment strategies that significantly affected the fund's performance for the last fiscal year.

Statement of Additional Information (SAI)
A Statement of Additional Information, dated            , 2002, has been filed
with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the BlackRock Funds, may be obtained free of charge, along with the Company's annual and semi-annual reports, by calling
(800) 441-7540. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.


                                    [GRAPHIC]


Shareholder Account Service Representatives
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:30 a.m. to 5:30 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7450.

Purchases and Redemptions
Call your registered representative or (800) 441-7450.

World Wide Web
Access general fund information and specific fund performance. Request mutual fund prospectuses and literature. Forward mutual fund inquiries.
www.blackrock.com

Email
Request prospectuses, SAI, Annual or Semi-Annual Reports and literature. Forward mutual fund inquiries. Mail to: funds@blackrock.com

Written Correspondence
BlackRock Funds, 100 Bellevue Parkway, Wilmington, DE 19809
MS WR-R100-04-07

Securities and Exchange Commission (SEC)
You may also view and copy public information about the BlackRock Funds, including the SAI, by visiting the EDGAR database on the SEC Web site (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at (202) 942-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NO. 811-05742

[LOGO] BLACKROCK
            FUNDS

BONDBRSPROS2/02

                SUBJECT TO COMPLETION, DATED SEPTEMBER 26, 2002

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement relating to the securities filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                              BLACKROCK FUNDS(SM)

                      STATEMENT OF ADDITIONAL INFORMATION

         This Statement of Additional Information provides supplementary information pertaining to BlackRock Shares representing interests in the Tax-Free Income Portfolio (the "Portfolio") of BlackRock Funds(SM) (the "Fund"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectus for BlackRock Shares of the Portfolio dated November __, 2002, as amended from time to time (the "Prospectus"). A Prospectus may be obtained at no charge by calling toll-free (800) 441-7450. This Statement of Additional Information is dated November __, 2002.

                               TABLE OF CONTENTS

                                                                                                Page
INVESTMENT POLICIES ..........................................................................     1

ADDITIONAL INVESTMENT LIMITATIONS ............................................................    12

TRUSTEES AND OFFICERS ........................................................................    14

THE FUND .....................................................................................    14

SHAREHOLDER AND TRUSTEE LIABILITY OF THE FUND ................................................    21

INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND SERVICING
    ARRANGEMENTS .............................................................................    21

EXPENSES .....................................................................................    26

PORTFOLIO TRANSACTIONS .......................................................................    26

PURCHASE AND REDEMPTION INFORMATION ..........................................................    27

VALUATION OF PORTFOLIO SECURITIES ............................................................    29

PERFORMANCE INFORMATION ......................................................................    29

TAXES ........................................................................................    36

ADDITIONAL INFORMATION CONCERNING SHARES .....................................................    40

MISCELLANEOUS ................................................................................    41

APPENDIX A ...................................................................................   A-1

APPENDIX B ...................................................................................   B-1

                              INVESTMENT POLICIES

         The following supplements information contained in the Prospectus concerning the Portfolio's investment policies. To the extent that an investment strategy is discussed in this Statement of Additional Information but not in the Prospectus, such strategy is not a primary strategy of the Portfolio.

Additional Information on Investment Strategy

         The Portfolio will invest, during normal market conditions, at least 80% of its net assets in obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political sub-divisions, agencies, instrumentalities and authorities and related tax-exempt derivative securities the interest on which the portfolio manager believes is exempt from regular Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax ("Municipal Obligations").

Additional Information on Portfolio Investments

         Reverse Repurchase Agreements and Other Borrowings. The Portfolio is authorized to borrow money. If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio's securities. Borrowings may be made by the Portfolio through reverse repurchase agreements under which the Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. Such Agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio will use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the repurchase price. The Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

         Variable and Floating Rate Instruments. The Portfolio may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolio may invest up to 10% of its total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of interest to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.

         With respect to purchasable variable and floating rate instruments, the adviser or sub-adviser will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Portfolio to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted portfolio maturity, an instrument will be deemed to have a maturity equal to either the period remaining until the next interest rate adjustment or the time the Portfolio involved can recover payment of principal as specified in the instrument, depending on the type of instrument involved.

         Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. The Portfolio may purchase bank obligations, such as certificates of deposit, notes, bankers' acceptances and time deposits, including instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches for purposes of the Portfolio's investment policies. Investments in short-term bank obligations may include obligations of foreign banks and domestic branches of foreign banks, and also foreign branches of domestic banks.

         The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

         U.S. Government Obligations. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the U.S. Treasury; and still others are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts ("TIGRs") and certificates of accrual on Treasury certificates ("CATs")).

         Examples of the types of U.S. Government obligations which the Portfolio may hold include U.S. Treasury bills, Treasury instruments and Treasury bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, FNMA, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, FHLMC, the Federal Intermediate Credit Banks, the Maritime Administration, the International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

         Supranational Organization Obligations. The Portfolio may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

         Lease Obligations. The Portfolio may hold participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations").

         The Sub-Adviser will monitor the credit standing of each municipal borrower and each entity providing credit support and/or a put option relating to lease obligations. In determining whether a lease obligation is liquid, the Sub-Adviser will consider, among other factors, the following: (i) whether the lease can be cancelled; (ii) the degree of assurance that assets represented by the lease could be sold; (iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (iv) the likelihood that the municipality would discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"); (v) legal recourse in the event of failure to appropriate;
(vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation.

         Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Portfolio, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Portfolio. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Portfolio could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and the Portfolio may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Portfolio's operating expenses and adversely affect the net asset value of the Portfolio. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Portfolio would not have the right to take possession of the assets. Any income derived from the Portfolio's ownership or operation of such assets may not be tax-exempt. In addition, the Portfolio's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, may limit the extent to which the Portfolio may exercise its rights by taking possession of such assets, because as a regulated investment company the Portfolio is subject to certain limitations on its investments and on the nature of its income.

         Commercial Paper. The Portfolio may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by the Portfolio's adviser or sub-adviser, "high quality" issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. These ratings symbols are described in Appendix A.

         Commercial paper purchasable by the Portfolio includes "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933.

         Repurchase Agreements. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

         The repurchase price under the repurchase agreements generally equals the price paid by the Portfolio involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement). The financial institutions with which the Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser or sub-adviser. The Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement. The accrued premium is the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

         The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Portfolio will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Portfolio's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Portfolio may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

         Investment Grade Debt Obligations. The Portfolio may invest in "investment grade securities," which are securities rated in the four highest rating categories of an NRSRO or deemed to be of equivalent quality by the Portfolio's adviser or sub-adviser. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by Moody's or "BBB" by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. If an investment grade security of the Portfolio is subsequently downgraded below investment grade, the Portfolio's adviser or sub-adviser will consider such an event in determining whether the Portfolio should continue to hold the security. Subject to its investment strategies, there is no limit on the amount of such downgraded securities the Portfolio may hold, although under normal market conditions the adviser and sub-adviser do not expect to hold these securities to a material extent.

         See Appendix A to this Statement of Additional Information for a description of applicable securities ratings.

         When-Issued Purchases and Forward Commitments. The Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment," including "TBA" (to be announced) basis. These transactions involve a commitment by the Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.

         When the Portfolio agrees to purchase securities on this basis, the custodian will set aside liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitments. It may be expected that the market value of the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Portfolio expects that its forward commitments and commitments to purchase when-issued or TBA securities will not exceed 25% of the value of its total assets absent unusual market conditions.

         If deemed advisable as a matter of investment strategy, the Portfolio may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss.

         When the Portfolio engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         Foreign Investments. Investing in foreign securities involves risks not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the Portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

         The Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Portfolio's operations.

         In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

         The Euro. On January 1, 1999, 11 European countries implemented a new currency unit, the Euro, which replaced the existing national currencies of these countries on July 1, 2001. The countries that initially converted or tied their currencies to the Euro are Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal and Spain. Implementation of this plan means that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in Euros. Participating governments will issue their bonds in Euros, and monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank.

         Although it is not possible to predict the impact of the Euro implementation plan on the Portfolio, the transition to the Euro may change the economic environments and behavior of investors, particularly in European markets. For example, investors may begin to view those countries using the Euro as a single entity, and the Portfolio's adviser or sub-adviser may need to adapt its investment strategy accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

         Options and Futures Contracts. To the extent consistent with its investment objective, the Portfolio may write (i.e. sell) covered call options, buy call options, write secured put options and buy put options for the purpose of hedging or earning additional income, which may be deemed speculative. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securities, securities indices, or the yield differential between two securities and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. The Portfolio will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). There is no limit on the amount of the Portfolio's assets that can be put at risk through the use of options. Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

         Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in the underlying securities themselves. The Portfolio will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Portfolio maintains with its custodian liquid assets equal to the contract value. A call option is also covered if the Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian.

         When the Portfolio purchases a put option, the premium paid by it is recorded as an asset of the Portfolio. When the Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices. If an option purchased by the Portfolio expires unexercised the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

         There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         To the extent consistent with its investment objective, the Portfolio may also invest in futures contracts and options on futures contracts (interest rate futures contracts, index futures contracts, or foreign exchange futures contracts as applicable) to commit funds awaiting investment or maintain cash liquidity or for other hedging purposes. These instruments are described in Appendix B to this Statement of Additional Information. The value of the Portfolio's futures contracts and options on futures contracts may equal or exceed 100% of its total assets, although the Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets. There is no limit on the amount of the Portfolio's assets that can be put at risk through the use of futures contracts.

         Futures contracts obligate the Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. The Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. The Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, the Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

         The Portfolio may purchase and sell put and call options on futures contracts traded on an exchange or board of trade. When the Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When the Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with the Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

         The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and
(e) the possibility that the counterparty will default in the performance of its obligations.

         The Fund intends to comply with the regulations of the Commodity Futures Trading Commission exempting the Portfolio from registration as a "commodity pool operator."

         Interest Rate Transactions and Currency Swaps. The Tax-Free Income Portfolio may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfolio may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique or to protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions as a hedge and not as a speculative investment.

         The Tax-Free Income Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether the Portfolio is hedging its assets or its liabilities. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.

         The Portfolio will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

         The Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each interest rate or currency swap on a daily basis and will deliver an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess to a custodian that satisfies the requirements of the 1940 Act. If the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Portfolio will not enter into any interest rate or currency swap unless the unsecured commercial paper, senior debt or claims paying ability of the other party is rated either "A" or "A-1" or better by S&P or Fitch, or "A" or "P-1" or better by Moody's.

         The Portfolio will enter into currency or interest rate swap, cap and floor transactions only with institutions deemed the creditworthy by the Portfolio's adviser or sub-adviser. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and, accordingly, they are less liquid than swaps.

         Stand-by Commitments. Under a stand-by commitment for a Municipal Obligation, a dealer agrees to purchase at the Portfolio's option a specified Municipal Obligation at a specified price. Stand-by commitments for Municipal Obligations may be exercisable by the Tax-Free Income Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved. It is expected that such stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for such a stand-by commitment either separately in cash or by paying a higher price for Municipal Obligations which are acquired subject to the commitment for Municipal Obligations (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments for Municipal Obligations held by the Portfolio will not exceed 1/2 of 1% of the value of such Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

         Stand-by commitments will only be entered into with dealers, banks and broker-dealers which, in a sub-adviser's opinion, present minimal credit risks. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and not to exercise its rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value. Accordingly, where the Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected as a realized gain or loss when the commitment is exercised or expires.

         Municipal Investments. The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

         Also included within the general category of Municipal Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the state or governmental body has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

         The Tax-Free Income Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligations to which the commitment relates. The Tax-Free Income Portfolio may also invest in tax-exempt derivative securities relating to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

         The amount of information regarding the financial condition of issuers of Municipal Obligations may be less extensive than the information for public corporations, and the secondary market for Municipal Obligations may be less liquid than that for taxable obligations. Accordingly, the ability of the Portfolio to buy and sell Municipal Obligations may, at any particular time and with respect to any particular securities, be limited. In addition, Municipal Obligations purchased by the Portfolio include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to the Portfolio and affect its share price.

         Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issuance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

         Tax-Exempt Derivatives. The Tax-Free Income Portfolio may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate municipal debt obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying municipal debt obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, municipal debt obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying securities at their face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the securities' fixed coupon rate and the rate that would cause the securities, coupled with the tender option, to trade at par on the date of a rate adjustment. A participation interest gives the Fund an undivided interest in a Municipal Obligation in the proportion the Fund's participation bears to the total principal amount of the Municipal Obligation, and typically provides for a repurchase feature for all or any part of the full principal amount of the participation interest, plus accrued interest. Trusts and partnerships are typically used to convert long-term fixed rate high quality bonds of a single state or municipal issuer into variable or floating rate demand instruments. The purchase of an interest in the trust can be financed through the trust at short term municipal interest rates in which the fund receives the difference of the underlying coupon and short term municipal rates. Since the fund borrows money in order to finance this trade it should be considered "leverage." The Portfolio may hold tax-exempt derivatives, such as participation interests and custodial receipts, for municipal debt obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinions of counsel to the sponsors of such derivative securities. Neither the Fund nor its investment adviser or sub-advisers will review the proceedings related to the creation of any tax-exempt derivatives or the basis for such opinions.

         Tax-Exempt Preferred Shares. The Tax-Free Income Portfolio may invest in preferred interests of other investment funds that pay dividends that are exempt from regular Federal income tax. Such funds in turn invest in municipal bonds and other assets that pay interest or make distributions that are exempt from regular Federal income tax, such as revenue bonds issued by state or local agencies to fund the development of low-income, multi-family housing. Investment in such tax-exempt preferred shares involves many of the same issues as investing in other open- or closed-end investment companies as discussed below. These investments also have additional risks, including liquidity risk, the absence of regulation governing investment practices, capital structure and leverage, affiliated transactions and other matters, and concentration of investments in particular issuers or industries. Revenue bonds issued by state or local agencies to finance the development of low-income, multi-family housing involve special risks in addition to those associated with municipal bonds generally, including that the underlying properties may not generate sufficient income to pay expenses and interest costs. Such bonds are generally non-recourse against the property owner, may be junior to the rights of others with an interest in the properties, may pay interest that changes based in part on the financial performance of the property, may be prepayable without penalty and may be used to finance the construction of housing developments which, until completed and rented, do not generate income to pay interest. Increases in interest rates payable on senior obligations may make it more difficult for issuers to meet payment obligations on subordinated bonds. The Portfolio will treat investments in tax-exempt preferred shares as investments in municipal bonds.

         Securities Lending. The Portfolio may seek additional income by lending securities on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

         The Portfolio would continue to accrue interest on loaned securities and would also earn income on investment collateral for such loans. Any cash collateral received by the Portfolio in connection with such loans may be invested in a broad range of high quality, U.S. dollar-denominated money market instruments that meet Rule 2a-7 restrictions for money market funds. Specifically, cash collateral may be invested in any of the following instruments: (a) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts; (b) "first tier" quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) in the highest rating category by at least two NRSRO's, or one if only rated by one NRSRO; (c) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks) (i.e. CD's, BA's and time deposits); (d) repurchase agreements relating to the above instruments, as well as corporate debt; and (e) unaffiliated money market funds. Any such investments must be rated "first tier" and must have a maturity of 397 days or less from the date of purchase.

         Yields and Ratings. The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's, Fitch Investor Services, Inc. ("Fitch") and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Portfolio, a rated security may cease to be rated. The Portfolio's adviser or sub-adviser will consider such an event in determining whether the Portfolio should continue to hold the security. Subject to its other investment strategies, there is no limit on the amount of unrated securities the Portfolio may hold, although under normal market conditions the adviser and sub-adviser do not expect to hold these securities to a material extent.

         Investment Companies. The Tax-Free Income Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Portfolio bears directly in connection with its own operations.

         The Tax-Free Income Portfolio currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio or by the Fund as a whole.

         Stripped and Zero Coupon Obligations. To the extent consistent with its investment objectives, the Tax-Free Income Portfolio may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors, and they are often illiquid.

         SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest ("IO" or interest-only), while the other class receives all of the principal ("PO" or principal-only). However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

         The Tax-Free Income Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments. Additionally, current federal tax law requires the holder of certain zero-coupon bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, the Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See "Taxes."

         Guaranteed Investment Contracts. The Tax-Free Income Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

         Short Sales. The Tax-Free Income Portfolio may only make short sales of securities "against-the-box." A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical security at no additional cost. When selling short "against-the-box," the Portfolio forgoes an opportunity for capital appreciation in the security.

         Interest Rate and Extension Risk. The value of fixed income securities in the Tax-Free Income Portfolio can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Portfolio is not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of the Portfolio's assets will vary. Although the Portfolio's sub-adviser will normally attempt to structure the Portfolio to have a comparable duration to its benchmark, there can be no assurance that it will be able to do so at all times.

         Illiquid Securities. The Portfolio will not invest more than 15% of the value of its net assets in securities that are illiquid. GICs, variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits. The Portfolio may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the adviser or sub-adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

         Guarantees. The Portfolio may purchase securities which contain guarantees issued by an entity separate from the issuer of the security. Generally, the guarantor of a security (often an affiliate of the issuer) will fulfill an issuer's payment obligations under a security if the issuer is unable to do so.

         Portfolio Turnover Rates. The Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. Higher than normal portfolio turnover (i.e., 100% or more) may result in increased transaction costs to the Portfolio, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. The sale of the Portfolio's securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect the Portfolio's performance.

                       ADDITIONAL INVESTMENT LIMITATIONS

         The Portfolio is subject to the investment limitations enumerated in this subsection which may be changed only by a vote of the holders of a majority of the Portfolio's outstanding shares (as defined below under "Miscellaneous").

         The Portfolio may not:

         1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Portfolio's total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the value of the Portfolio's total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

         2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to
(i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         3. Borrow money or issue senior securities, except that the Portfolio may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Portfolio's total assets at the time of such borrowing. The Portfolio will not purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with the Portfolio's investment practices are not deemed to be pledged for purposes of this limitation.

         4. Purchase or sell real estate, except that the Portfolio may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

         5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

         6. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

         7. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts.

         8. Purchase securities of companies for the purpose of exercising control.

         9. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to the Portfolio's transactions in futures contracts and related options or the Portfolio's sale of securities short against the box, and (b) the Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

         10. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

         11. Make loans, except that the Portfolio may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.

         12. Purchase or sell commodities except that the Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options.

                             TRUSTEES AND OFFICERS

                                    THE FUND

         The business and affairs of the Fund are managed under the direction of its Board of Trustees. The trustees and executive officers of the Fund are:

Interested Trustees:

                                Term                                      Number
                                 of                                         of
                               Office/1/                                Portfolios
                                 and                                      in Fund
                                Length                                   Complex/2/
   Name,          Position(s)     of                                      Overseen
Address and        Held with     Time        Principal Occupation(s)         by      Other Directorships Held
   Age               Fund       Served       During Past Five Years       Trustee           by Trustee
-----------      ------------   -------   ----------------------------  -----------  -------------------------
Raymond J.        Trustee                  Treasurer of Princeton                     N/A
Clark/3/                                   University since 1987;
Office of the                              Trustee, The Compass Capital
Treasurer                                  Group of Funds from 1987 to
Princeton                                  1996; Trustee, Chemical Bank,
University                                 New Jersey Advisory Board
3 New South                                from 1994 until 1995;
Building                                   Chairman of Board of
P.O. Box 35                                Trustees, American Red Cross
Princeton, NJ                              - Central N.J. Chapter;
08540                                      Trustee, Medical Center of
Age: 66                                    Princeton; and Trustee,
                                           United Way-Greater Mercer
                                           County from 1996-1997.

----------------
/1/ Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified and (2) such time as such Trustee resigns or his or her term as a Trustee is terminated in accordance with the Fund's code of regulations and Declaration of Trust.

/2/ A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, that have a common investment adviser or that have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

/3/ Mr. Clark may be deemed an interested person of the Fund due to certain family relationships with employees of PNC Bank.

                                 Term                                         Number
                                  of                                           of
                               Office/1/                                    Portfolios
                                 and                                         in Fund
   Name,         Position(s)    Length                                      Complex/2/
Address and      Held with     of Time       Principal Occupation(s)        Overseen by      Other Directorships Held
   Age             Fund         Served        During Past Five Years          Trustee               by Trustee
------------    ------------  ----------   -----------------------------    ------------     ----------------------------
Laurence D.       Trustee,                 Chairman and Chief Executive                      Director of BlackRock's
Fink/4/           President                Officer of BlackRock, Inc.                        offshore funds, Chairman
BlackRock,        and                      since its formation in 1998                       of the Board of several of
Inc.              Treasurer                and of BlackRock Inc.'s                           BlackRock's alternative
40 E. 52/nd/                               predecessor entities since                        investment vehicles and of
Street                                     1988; Chairman of the                             Nomura BlackRock Asset
New York,                                  Management Committee;                             Management Co., Ltd.
NY 10022                                   formerly, Managing Director                       Currently, a member of the
Age:  49                                   of the First Boston                               Board of Directors of the
                                           Corporation, Member of its                        New York Stock Exchange,
                                           Management Committee, Co-head                     member of the Board of
                                           of its Taxable Fixed Income                       Trustees of New York
                                           Division and Head of its                          University, Co-Chairman
                                           Mortgage and Real Estate                          and a member of the
                                           Products Group.                                   Executive Committee of the
                                                                                             Mount Sinai NYU Health Board
                                                                                             of Trustees, Co-Chairman of
                                                                                             the NYU Hospitals Center
                                                                                             Board of Trustees and a
                                                                                             member of the Board of
                                                                                             Directors of Phoenix House;
                                                                                             Chairman of the Board of
                                                                                             each of the closed-end
                                                                                             Trusts in which BlackRock
                                                                                             Advisors, Inc. acts as
                                                                                             investment advisor.

Disinterested Trustees:

                                 Term                                         Number
                                  of                                           of
                                Office                                       Portfolio
                                 and                                         in Fund
   Name,         Position(s)    Length                                        Complex
Address and      Held with     of Time       Principal Occupation(s)        Overseen by      Other Directorships Held
   Age             Fund         Served        During Past Five Years          Trustee               by Trustee
------------    ------------  ----------   -----------------------------    ------------     ----------------------------
William O.      Trustee and                Retired; Executive Vice                           Director, American Water
Albertini       Chairman of                President and Chief Financial                     Works, Inc. (water
698 Strafford   the Audit                  Officer from August 1997 -                        utility) since May 1990;
Circle          Committee                  April 1999, Bell Atlantic                         Director, Triumph Group, Inc.

__________________

/4/ Mr. Fink is an interested person of the Fund due to his position at BlackRock, Inc.

                                 Term                                         Number
                                  of                                           of
                                Office                                       Portfolio
                                 and                                         in Fund
   Name,         Position(s)    Length                                        Complex
Address and      Held with     of Time       Principal Occupation(s)        Overseen by      Other Directorships Held
   Age             Fund         Served        During Past Five Years          Trustee               by Trustee
-------------    ------------  ----------   -----------------------------    ------------    -------------------------
Strafford, PA                               Global Wireless (global                          (aviation manufacturing,
19087                                       wireless communications);                        repair and maintenance
Age:  58                                    Executive Vice President,                        services) since May 1999;
                                            Chief Financial Officer and                      Director, Midwest
                                            Director from February 1995 -                    Independent Transmission
                                            August 1997, Vice President                      Service Operator, Inc.
                                            and Chief Financial Officer                      (electrical transmission
                                            from January 1991 - February                     operator) since December
                                            1995, Bell Atlantic                              1998.
                                            Corporation (a diversified
                                            telecommunications company);
                                            Trustee, The Carl E. & Emily
                                            I. Weller Foundation since
                                            October 1991.

Honorable        Trustee                    Partner, Covington & Burling                     N/A
Stuart E.                                   (law firm) (2001-Present);
Eizenstat                                   Deputy Secretary of the
Covington &                                 Treasury (1999-2001), Under
Burling                                     Secretary of State for
1201                                        Economic, Business and
Pennsylvania                                Agricultural Affairs
Avenue, NW                                  (1997-1999), Under Secretary
Washington,                                 of Commerce for International
DC 20004                                    Trade (1996-1997), Special
Age: 59                                     Representative of the
                                            President and Secretary of
                                            State on Holocaust Issues
                                            (1995-2001), and U.S.
                                            Ambassador to the European
                                            Union, Department of State
                                            (1993-1996), Government of
                                            the United States of America;
                                            Partner, Vice-Chairman and
                                            Chairman of the Washington
                                            Office, Powell, Goldstein,
                                            Frazer & Murphy (1981-1993);
                                            Director, Overseas Private
                                            Investment Corporation
                                            (1996-2001).

Robert M.        Trustee,                   Director since 1991, Vice                        Director and Chairman of
Hernandez        Vice                       Chairman and Chief Financial                     the Executive Committee,
USX              Chairman and               Officer  since 1994,                             ACE Limited (insurance
Corporation      Chairman of                Executive Vice President-                        company); Director and
600 Grant        the                        Accounting and Finance and                       Chairman of the Board, RTI
Street           Nominating                 Chief Financial Officer from                     International Metals, Inc.
6105 USX                                    1991 to 1994, USX


                                Term of                                         Number of
                                Office                                          Portfolio
                                 and                                             in Fund
                  Position(s)   Length                                           Complex
Name, Address      Held with    of Time      Principal Occupation(s)           Overseen by    Other Directorships Held
   and Age           Fund       Served       During Past Five Years              Trustee             by Trustee
-------------     -----------   -------      -----------------------           -----------    ------------------------
Tower             Committee                  Corporation (a diversified
Pittsburgh, PA                               company principally engaged
15219                                        in energy and steel businesses);
Age: 57                                      Chairman, Director and Member
                                             of the Investment Committee of
                                             United States Steel and Carnegie
                                             Pension Fund.

Dr. Judith Rodin  Trustee
President                                     President, Professor of                         Director, Aetna
University of                                 Psychology (School of Arts                      Corporation; Director, AMR
Pennsylvania                                  and Sciences), and Professor                    Corporation; Director,
Office of the                                 of Medicine (School of                          Electronic Data Systems
President                                     Medicine), University of                        Corporation.
100 College Hall                              Pennsylvania (1994-present);
Philadelphia,                                 Provost (1992-1994), Dean of
PA 19104-6380                                 Graduate School of Arts and
Age: 57                                       Sciences (1991-1992), and
                                              Chair of Psychology Department
                                              (1989-1991), Yale University.
David R.          Trustee and
Wilmerding, Jr.   Chairman of                 Chairman, Wilmerding &                          Director Emeritus, The
Rosemont          the Board                   Associates, Inc. (investment                    Mutual Fire, Marine and
Business Campus                               advisers) since 1989;                           Inland Insurance Company.
Building One,                                 Director, Beaver Management
Suite 100                                     Corporation (land management
919 Conestoga                                 corporation); Managing
Road                                          General Partner, Chestnut
Rosemont, PA                                  Street Exchange Fund.
19010
Age: 66

Executive Officers:

                                 Term of
                                 Office/5/
                                   and
                   Position(s)    Length
 Name, Address      Held with    of Time      Principal Occupation(s)
    and Age           Fund        Served      During Past Five Years
--------------    ------------   ---------    -----------------------
Anne Ackerley      Assistant                  Managing Director, BlackRock
BlackRock, Inc.    Secretary                  Advisors, Inc. since May
40 E. 52/nd/                                  2000; First Vice President
Street                                        and Operating Officer,
New York, NY                                  Mergers and Acquisitions
10022                                         Group (1997-2000), First Vice
Age: 40                                       President and Operating
                                              Officer, Public Finance Group
                                              (1995-1997), and First Vice
                                              President, Emerging Markets
                                              Fixed Income Research
                                              (1994-1995), Merrill Lynch & Co.

Ellen L. Corson    Assistant                  Vice President and Director
PFPC Inc.          Treasurer                  of Mutual Fund Accounting and
103 Bellevue                                  Administration, PFPC Inc. since
Parkway                                       November 1997; Assistant Vice
Wilmington, DE                                President, PFPC Inc. from March
19809                                         1997 to  November 1997; Senior
Age: 37                                       Accounting Officer, PFPC Inc.
                                              from March 1993 to March 1997.

Brian P.           Secretary                  Director and Senior Counsel
Kindelan                                      (since January 2001), and
BlackRock                                     Vice President and Senior
Advisors, Inc.                                Counsel (1998-2000),
100 Bellevue                                  BlackRock Advisors, Inc.;
Parkway                                       Senior Counsel, PNC Bank
Wilmington, DE                                Corp. from May 1995 to April
19809                                         1998; Associate, Stradley,
Age: 42                                       Ronon, Stevens & Young, LLP
                                              from March 1990 to May 1995.


     The standing committees of the Board are the Audit Committee and the Nominating Committee.

_________________________
/5/ Each officer holds office for an indefinite term until the earlier of (1) the next meeting of trustees at which his or her successor is appointed and
     (2) such time as such officer resigns or his or her term as an officer is terminated in accordance with the Fund's code of regulations and Declaration of Trust.

     The members of the Audit Committee are Ms. Rodin and Messrs. Albertini, Eizenstat, Hernandez and Wilmerding. Mr. Albertini serves as Chairman. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for the Fund and evaluating such accountants' performance, costs and financial stability; (ii) reviewing and coordinating audit plans prepared by the Fund's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Fund's independent accountants and management. The Audit Committee met [2] times in the last fiscal year.

     The members of the Nominating Committee are Ms. Rodin and Messrs. Albertini, Eizenstat, Hernandez and Wilmerding. Mr. Hernandez serves as Chairman. The Nominating Committee is responsible for selecting and nominating "disinterested" trustees of the Fund. The Committee will consider nominees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Fund's Secretary. The Nominating Committee met [1] time in the last fiscal year.

     The following table shows the dollar range of equity securities owned by the Trustees in the Fund and in other investment companies overseen by the Trustees within the same family of investment companies as of December 31, 2001. Investment companies are considered to be in the same family if they share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services.

                                                                  Aggregate Dollar Range of Equity Securities in All
       Name of Trustee             Dollar Range of Equity          Registered Investment Companies Overseen by the
       ---------------             Securities in the Fund          Trustee in the Family of Investment Companies
                                   ----------------------          ---------------------------------------------
Interested Trustees
-------------------
Raymond J. Clark
Laurence D. Fink

Disinterested Trustees
----------------------
William O. Albertini
Stuart E. Eizenstat
Robert M. Hernandez
Dr. Judith Rodin
David R. Wilmerding, Jr.

Compensation

     The Fund pays trustees who are not affiliated with BlackRock Advisors, Inc. ("BlackRock") or BlackRock Distributors, Inc. ("BDI" or the "Distributor") $20,000 annually ($30,000 annually in the event that the assets of the Fund exceed $40 billion) and $350 per Portfolio for each full in-person meeting of the Board that they attend. The Fund pays the Chairman and Vice Chairman of the Board an additional $10,000 and $5,000 per year, respectively, for their service in such capacities. Trustees who are not affiliated with BlackRock or the Distributor are reimbursed for any expenses incurred in attending meetings of the Board of Trustees or any committee thereof. The term of office of each trustee will automatically terminate when such trustee reaches 72 years of age. No officer, director or employee of BlackRock, BlackRock Institutional Management Corporation ("BIMC"), BlackRock Financial Management, Inc. ("BFM"), BlackRock International, Ltd. ("BIL"), PFPC Inc. ("PFPC") (with BlackRock, the "Administrators"), BDI, PNC Bank, National Association ("PNC Bank") or BlackRock, Inc. currently receives any compensation from the Fund. As of the date of this Statement of Additional Information, the trustees and officers of the Fund, as a group, owned less than 1% of the outstanding shares of each class of the Portfolio.

          The table below sets forth the compensation actually received from the Fund and the Fund Complex of which the Fund is a part by the trustees for the fiscal year ended September 30, 2001:

                                                             Pension or
                                                             Retirement                           Total Compensation
                                         Aggregate        Benefits Accrued       Estimated       from Registrant and
                                     Compensation from     as Part of Fund    Annual Benefits        Fund Complex
                                         Registrant           Expenses        upon Retirement      Paid to Trustees
                                         ----------           --------        ---------------      ----------------
David R. Wilmerding, Jr., Chairman        $88,800                N/A                N/A             (2)/1/ $98,800
of the Board

Robert M. Hernandez,                      $82,550                N/A                N/A             (1)/1/ $82,550
Vice Chairman of the Board

William O. Albertini, Trustee             $78,800                N/A                N/A             (1)/1/ $78,800

Raymond J. Clark, Trustee                 $78,800                N/A                N/A             (1)/1/ $78,800

Stuart E. Eizenstat, Trustee              $39,400                N/A                N/A             (1)/1/ $39,400

Dr. Judith Rodin, Trustee                 $39,400                N/A                N/A             (1)/1/ $39,400

____________________

/1/. Total number of investment company boards trustees served on within the Fund Complex.

                  SHAREHOLDER AND TRUSTEE LIABILITY OF THE FUND

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Fund's Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Fund for the acts or obligations of the Fund, and that every note, bond, contract, order or other undertaking made by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund, and shall satisfy any judgment thereon.

     The Declaration of Trust further provides that all persons having any claim against the trustees or Fund shall look solely to the trust property for payment; that no trustee of the Fund shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Fund; and that no trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Fund will indemnify officers, representatives and employees of the Fund to the same extent that trustees are entitled to indemnification.

                      INVESTMENT ADVISORY, ADMINISTRATION,
                     DISTRIBUTION AND SERVICING ARRANGEMENTS

     Advisory and Sub-Advisory Agreements. The advisory and sub-advisory services provided by BlackRock and BFM, and the fees received by BlackRock for such services, are described in the Prospectus.

     For their advisory and subadvisory services, BlackRock and BFM are entitled to fees, computed daily on the Portfolio-by-portfolio basis and payable monthly, at the maximum annual rates set forth below.

Maximum Annual Contractual Fee Rate for the Tax-Free Income Portfolio (Before Waivers)

 Average Daily Net         Investment               Sub-advisory Fee
       Assets             Advisory Fee                   to BFM
  first $1 billion           .500%                       .350%
   $1 billion--$2            .450%                       .300%
      billion
   $2 billion--$3            .425%                       .275%
      billion
  greater than $3            .400%                       .250%
      billion

     BlackRock, a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., renders advisory services to the Tax-Free Income Portfolio, pursuant to an Investment Advisory Agreement. From the commencement of operations of the Portfolio until January 4, 1996, BIMC served as adviser.

     BFM renders sub-advisory services to the Tax-Free Income Portfolio pursuant to a Sub-Advisory Agreement. The Investment Advisory Agreement with BlackRock and the above-referenced Sub-Advisory Agreement are collectively referred to as the "Advisory Contracts."

         Under the relevant Advisory Contracts, BlackRock and BFM are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Advisory Contracts. Under the Advisory Contracts, BlackRock and BFM are liable for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder. Each of the Advisory Contracts is terminable as to the Portfolio by vote of the Fund's Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to BlackRock or BFM, as the case may be. BlackRock and BFM may also terminate their advisory relationship with respect to the Portfolio on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of its assignment.

         For the period from October 1, 2000 through September 30, 2001, the Fund paid BlackRock advisory fees (after waivers), and BlackRock waived advisory fees and reimbursed expenses, as follows:

                                        Fees Paid
             Portfolio               (After Waivers)      Waivers      Reimbursements
----------------------------------   ---------------    -----------    --------------
Tax-Free Income ..................     $1,010,019         756,250            0

         For the period from October 1, 1999 through September 30, 2000, the Fund paid BlackRock advisory fees (after waivers), and BlackRock waived advisory fees and reimbursed expenses, as follows:

                                        Fees Paid
             Portfolio               (After Waivers)      Waivers      Reimbursements
----------------------------------   ---------------    -----------    --------------
Tax-Free Income ..................       $921,669         739,736             0

         For the period from October 1, 1998 through September 30, 1999, the Fund paid BlackRock advisory fees (after waivers), and BlackRock waived advisory fees and reimbursed expenses, as follows:

                                        Fees Paid
             Portfolio               (After Waivers)      Waivers      Reimbursements
----------------------------------   ---------------    -----------    --------------
Tax-Free Income ..................     $1,130,288        (491,480)            0

         For the period from October 1, 2000 through September 30, 2001, BlackRock paid sub-advisory fees to BFM, after waivers, and BFM waived sub-advisory fees, as follows:

                                                 Fees Paid
                Portfolio                     (After Waivers)         Waivers
-----------------------------------------     ---------------       -----------

Tax-Free Income .........................         $383,809               0

         For the period October 1, 1999 through September 30, 2000, the Fund paid sub-advisory fees to BFM, after waivers, and BFM waived sub-advisory fees, as follows:

                                                 Fees Paid
                Portfolio                     (After Waivers)         Waivers
-----------------------------------------     ---------------       -----------

Tax-Free Income .........................        $305,211                0

         For the period from October 1, 1998 through September 30, 1999, BlackRock paid sub-advisory fees to BFM, after waivers, and BFM waived sub-advisory fees, as follows:

                                                 Fees Paid
                Portfolio                     (After Waivers)         Waivers
-----------------------------------------     ---------------       -----------

Tax-Free Income .........................        $211,440                0

         Administration Agreement. BlackRock and PFPC serve as the Fund's co-administrators pursuant to an administration agreement (the "Administration Agreement"). PFPC has agreed to maintain office facilities for the Fund; furnish the Fund with statistical and research data, clerical, accounting, and bookkeeping services; provide and supervise the operation of an automated data processing system to process purchase and redemption orders; prepare and file certain reports required by regulatory authorities; prepare and file federal and state tax returns; prepare and file material requested by state securities regulators; calculate various contractual expenses; compute the Portfolio's net asset value, net income and net capital gain or loss; and serve as a liaison with the Fund's independent public accountants. The Administrators may from time to time voluntarily waive administration fees with respect to the Portfolio and may voluntarily reimburse the Portfolio for expenses.

         Under the Administration Agreement, the Fund pays to BAI and PFPC on behalf of the Portfolio a fee, computed daily and payable monthly, at an aggregate annual rate of (i) .085% of the first $500 million of the Portfolio's average daily net assets, .075% of the next $500 million of the Portfolio's average daily net assets and .065% of the average daily net assets of the Portfolio in excess of $1 billion and (ii) .035% of the first $500 million of average daily net assets allocated to BlackRock Shares of the Portfolio, .025% of the next $500 million of such average daily net assets and .015% of the average daily net assets allocated to BlackRock Shares of the Portfolio in excess of $1 billion.

         Under the Administration Agreement, BlackRock is responsible for: (i) the supervision and coordination of the performance of the Fund's service providers; (ii) the negotiation of service contracts and arrangements between the Fund and its service providers; (iii) acting as liaison between the trustees of the Fund and the Fund's service providers; and (iv) providing ongoing business management and support services in connection with the Fund's operations.

         The Administration Agreement provides that BlackRock and PFPC will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder. In addition, the Fund will indemnify each of BAI and PFPC and their affiliates against any loss arising in connection with their provision of services under the Administration Agreement, except that neither BAI nor PFPC nor their affiliates shall be indemnified against any loss arising out of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties under the Administration Agreement.

         From February 1, 1993 until January 13, 1996, PFPC and Provident Distributors, Inc. ("PDI") served as co-administrators to the Fund. From January 16, 1996 until September 30, 1997, PFPC and BDI served as co-administrators to the Fund. From December 1, 1995 to September 30, 1997, Compass Capital Group, Inc. ("CCG") served as co-administrator to the Fund. BlackRock became co-administrator to the Fund on January 28, 1998. For the purposes of the following fee information, CCG and BDI are also considered "Administrators."

         For the period from October 1, 2000 through September 30, 2001, the Fund paid the Administrators combined administration fees (after waivers), and the Administrators waived combined administration fees and reimbursed expenses, as follows:

                                        Fees Paid
            Portfolio                (After Waivers)      Waivers      Reimbursements
----------------------------------   ---------------    -----------    --------------
Tax-Free Income ..................      $812,484             0                0

         For the period from October 1, 1999 through September 30, 2000, the Fund paid the Administrators combined administration fees (after waivers), and the Administrators waived combined administration fees and reimbursed expenses, as follows:

                                        Fees Paid
            Portfolio                (After Waivers)      Waivers      Reimbursements
----------------------------------   ---------------    -----------    --------------
Tax-Free Income ..................       $764,246            0                0

         For the period from October 1, 1998 through September 30, 1999, the Fund paid the Administrators combined administration fees (after waivers), and the Administrators waived combined administration fees and reimbursed expenses, as follows:

                                        Fees Paid
            Portfolio                (After Waivers)      Waivers      Reimbursements
----------------------------------   ---------------    -----------    --------------
Tax-Free Income ..................      $530,663         (215,350)            0

         The Fund and its service providers may engage third party plan administrators who provide trustee, administrative and recordkeeping services for certain employee benefit, profit-sharing and retirement plans as agent for the Fund with respect to such plans, for the purpose of accepting orders for the purchase and redemption of shares of the Fund.

         Custodian and Transfer Agency Agreements. Pursuant to the terms of a custodian agreement (the "Custodian Agreement") between the Fund and PNC Bank, as of January 1, 1999 PNC Bank has assigned its rights and delegated its duties as the Fund's custodian to its affiliate, PFPC Trust Company ("PTC"). Under the Custodian Agreement, PTC or a sub-custodian (i) maintains a separate account or accounts in the name of the Portfolio, (ii) holds and transfers portfolio securities on account of the Portfolio, (iii) accepts receipts and makes disbursements of money on behalf of the Portfolio, (iv) collects and receives all income and other payments and distributions on account of the Portfolio's securities and (v) makes periodic reports to the Board of Trustees concerning the Portfolio's operations. PTC is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that, with respect to sub-custodians other than sub-custodians for foreign securities, PTC remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian.

         For its services to the Fund under the Custodian Agreement, PTC receives a fee which is calculated based upon each investment portfolio's average gross assets. PTC is also entitled to out-of-pocket expenses and certain transaction charges.

         PFPC, which has its principal offices at 400 Bellevue Parkway, Wilmington, DE 19809 and is an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement"), under which PFPC (i) issues and redeems HL, Service, Investor, Institutional and BlackRock classes of shares in each portfolio of the Fund, (ii) addresses and mails all communications by each portfolio to record owners of its shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board of Trustees concerning the operations of each portfolio. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services with respect to the Fund's Institutional and Service Shares under the Transfer Agency Agreement, PFPC receives fees at the annual rate of .03% of the average net asset value of outstanding Institutional and Service Shares in each portfolio, plus per account fees and disbursements. For its services with respect to the Fund's BlackRock Shares under the Transfer Agency Agreement, PFPC receives fees at the annual rate of .01% of the average net asset value of outstanding BlackRock Shares in each portfolio, plus per account fees and disbursements. For its services under the Transfer Agency Agreement with respect to HL and Investor Shares, PFPC receives per account fees. Until further notice, the transfer agency fees for each series of Investor Shares in each portfolio will not exceed the annual rate of .10% of the series' average daily net assets.

     Distributor and Distribution and Service Plan. The Fund has entered into a distribution agreement with the Distributor under which the Distributor, as agent, offers shares of each portfolio of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares. The Distributor's principal business address is 3200 Horizon Drive, King of Prussia, PA 19406.

     Pursuant to the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), the Fund may pay the Distributor and/or BlackRock or any other affiliate of PNC Bank fees for distribution and sales support services. Currently, BlackRock Shares do not bear the expense of distribution fees under the Plan. In addition, the Fund may pay BlackRock fees for the provision of personal services to shareholders and the processing and administration of shareholder accounts. BlackRock, in turn, determines the amount of the service fee and shareholder processing fee to be paid to brokers, dealers, financial institutions and industry professionals (collectively, "Service Organizations"). The Plan provides, among other things, that: (i) the Board of Trustees shall receive quarterly reports regarding the amounts expended under the Plan and the purposes for which such expenditures were made; (ii) the Plan will continue in effect for so long as its continuance is approved at least annually by the Board of Trustees in accordance with Rule 12b-1 under the 1940 Act; (iii) any material amendment thereto must be approved by the Board of Trustees, including the trustees who are not "interested persons" of the Fund (as defined in the 1940
Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement entered into in connection with the Plan (the "12b-1 Trustees"), acting in person at a meeting called for said purpose; (iv) any amendment to increase materially the costs which any class of shares may bear for distribution services pursuant to the Plan shall be effective only upon approval by a vote of a majority of the outstanding shares of such class and by a majority of the 12b-1 Trustees; and (v) while the Plan remains in effect, the selection and nomination of the Fund's trustees who are not "interested persons" of the Fund shall be committed to the discretion of the Fund's non-interested trustees.

     The Plan is terminable as to any class of shares without penalty at any time by a vote of a majority of the 12b-1 Trustees, or by vote of the holders of a majority of the shares of such class.

     The Fund is not required or permitted under the Plan to make payments with respect to BlackRock Shares. However, the Plan permits BDI, BlackRock, PFPC and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them. The Distributor, BlackRock and their affiliates may pay affiliated and unaffiliated financial institutions, broker/dealers and/or their salespersons certain compensation for the sale and distribution of shares of the Fund or for services to the Fund. These payments ("Additional Payments") would be in addition to the payments by the Fund described in this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of "due diligence" payments for a dealer's examination of the Portfolio and payments for providing extra employee training and information relating to the Portfolio; "listing" fees for the placement of the Portfolio on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Fund; "marketing support" fees for providing assistance in promoting the sale of the Fund's shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Distributor, BlackRock and their affiliates may make Additional Payments to affiliated and unaffiliated entities for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing and processing fees paid by the Fund. The Additional Payments made by the Distributor, BlackRock and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by a financial institution or broker/dealer, or may be based on a percentage of the value of shares sold to, or held by, customers of the affiliated and unaffiliated financial institutions or dealers involved, and may be different for different institutions and dealers. Furthermore, the Distributor, BlackRock and their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable NASD regulations in which participants may receive prizes such as travel awards, merchandise and cash. The Distributor, BlackRock and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs subject to applicable NASD regulations.

     Service Organizations may charge their clients additional fees for account-related services.

     Code of Ethics. The Fund, BlackRock, BFM and the Distributor have adopted codes of ethics under Rule 17j-1 under the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

                                    EXPENSES

     Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to BlackRock, PFPC, transfer agency fees, fees and expenses of officers and trustees who are not affiliated with BlackRock, the Distributor or any of their affiliates, taxes, interest, legal fees, custodian fees, auditing fees, fees and expenses in registering and qualifying the Portfolio and its shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, fidelity bond and trustees and officers liability insurance premiums, the expense of independent pricing services and other expenses which are not expressly assumed by BlackRock or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                             PORTFOLIO TRANSACTIONS

     In executing portfolio transactions, the adviser and sub-adviser seek to obtain the best price and most favorable execution for the Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the adviser and sub-adviser generally seek reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Payments of commissions to brokers who are affiliated persons of the Fund (or affiliated persons of such persons) will be made in accordance with Rule 17e-1 under the 1940 Act.

     No Portfolio has any obligation to deal with any broker or group of brokers in the execution of Portfolio transactions. The adviser and sub-adviser may, consistent with the interests of the Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to the Portfolio and the adviser's or sub-adviser's other clients. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the adviser and sub-advisers under their respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the adviser or sub-adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the adviser or sub-adviser to the Portfolio and its other clients and that the total commissions paid by the Portfolio will be reasonable in relation to the benefits to the Portfolio over the long-term. The advisory fees that the Portfolio pays to the adviser will not be reduced as a consequence of the adviser's or sub-adviser's receipt of brokerage and research services. To the extent the Portfolio's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Portfolio will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services generally would be useful and of value to the adviser or sub-adviser in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the adviser and sub-advisers in carrying out their obligations to the Portfolio. While such services are not expected to reduce the expenses of the adviser or sub-adviser, the advisers would, through use of the services, avoid the additional expenses which would be incurred if they should attempt to develop comparable information through their own staffs.

     Commission rates for brokerage transactions on foreign stock exchanges are generally fixed. In addition, the adviser or sub-adviser may take into account the sale of shares of the Fund in allocating purchase and sale orders for portfolio securities to brokers (including brokers that are affiliated with them or Distributor).

     For the year or period ended September 30, 2001, the Tax-Free Income Portfolio paid brokerage commissions of $3,620. The Portfolio paid no brokerage commissions for its prior two fiscal years.

     Over-the-counter issues, including corporate debt and U.S. Government securities, are normally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Portfolio will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

     Purchases of money market instruments by the Portfolio are made from dealers, underwriters and issuers. The Portfolio do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

     Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

     The adviser or sub-adviser may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper, especially if interest rates have risen since acquisition of such commercial paper.

     Investment decisions for the Portfolio and for other investment accounts managed by the adviser or sub-advisers are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it could be beneficial to the Portfolio. The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BlackRock, BIMC, BFM, PNC Bank, PTC, BIL, the Administrators, the Distributor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board of Trustees in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BlackRock Advisors, Inc., BIMC, BFM, PNC Bank, PTC, BIL, PFPC, the Distributor or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

     The portfolio turnover rate of the Portfolio is calculated by dividing the lesser of the Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Portfolio during the year.

                       PURCHASE AND REDEMPTION INFORMATION

     Shares of each portfolio of the Fund are sold on a continuous basis by BDI as the Distributor. BDI maintains its principal offices at 3200 Horizon Drive, King of Prussia, PA 19406. Purchases may be effected on weekdays on which the New York Stock Exchange is open for business (a "Business Day"). Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares.

BlackRock Shares

     Purchase of Shares. BlackRock Shares are offered to institutional investors with a minimum investment of $5,000,000, subject to certain exceptions described in the Prospectus. There is no minimum subsequent investment requirement.

     Payment for BlackRock Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the respective Portfolio. The Fund does not accept third party checks for initial or subsequent investments.

     The Fund may in its discretion waive or modify the minimum investment amount, may reject any order for BlackRock Shares and may suspend and resume the sale of shares of any Portfolio at any time.

     Redemption of Shares. Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of BlackRock, an earlier payment could adversely affect the Portfolio. No charge for wiring redemption payments is imposed by the Fund.

     During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

     The Fund may also suspend the right of redemption or postpone the date of payment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibilities under the 1940 Act.

     The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio.

     Under the 1940 Act, the Portfolio may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation or portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     The Fund may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full-payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder. The Fund reserves the express right to redeem shares of the Portfolio involuntarily at any time if the Fund's Board of Trustees determines, in its sole discretion, that failure to do so may have adverse consequences to the holders of shares in the Portfolio. Upon such redemption the holders of shares so redeemed shall have no further right with respect thereto other than to receive payment of the redemption price.

Dividends and Distributions

     Tax-Free Income Portfolio. The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of the same class of shares of the Portfolio unless a shareholder elects otherwise. Dividends may only be directed to one other Portfolio. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. The Portfolio declares a dividend each day on "settled" shares (i.e., shares for which the Portfolio has received payment in Federal funds) on the first Business Day after a purchase order is placed with the Fund. Payments by check are normally converted to Federal funds within two Business Days of receipt. Over the course of a year, substantially all of the Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for the Portfolio will be based on periodic projections of its net investment income. All dividends are paid within ten days after the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Portfolio at least annually.

                        VALUATION OF PORTFOLIO SECURITIES

     In determining the market value of portfolio investments, the Fund may employ outside organizations, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Trustees.

     Tax-Free Income Portfolio. Net asset value is calculated separately for each class of shares of the Portfolio as of the close of regular trading hours on the NYSE on each Business Day by dividing the value of all securities, cash and other assets owned by the Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the total number of outstanding shares of the class.

     Valuation of securities held by the Portfolio is as follows: domestic securities traded on a national securities exchange or on the NASDAQ National Market system are valued at the last reported sale price that day; domestic securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day are valued at the mean of the bid and asked prices; foreign securities traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE (if a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used); foreign securities traded on a recognized stock exchange for which there were no sales on that day are valued at the mean of the bid and asked prices; other securities are valued on the basis of valuations provided by a pricing service approved by the Board of Trustees, provided that if the investment adviser or sub-adviser concludes that the price provided by a pricing service does not represent the fair value of a security, such security will be valued at fair value determined by the adviser or sub-adviser based on quotations or the equivalent thereof received from dealers; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time); the amortized cost method of valuation is used with respect to debt obligations with sixty days or less remaining to maturity; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund's Board of Trustees. Any securities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

                             PERFORMANCE INFORMATION

     The Portfolio may quote performance in various ways. All performance information supplied by the Portfolio in advertising is historical and is not intended to indicate future returns.

     Performance quotations for shares of the Portfolio represent past performance and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Yields will fluctuate and are not necessarily representative of future results. Any fees charged by affiliates of the Portfolio's investment adviser or other institutions directly to their customers' accounts in connection with investments in the Portfolio will not be included in the Portfolio' calculations of yield and performance.

     Total Return. For purposes of quoting and comparing the performance of shares of the Portfolio to the performance of other mutual funds and to stock or other relevant indexes in advertisements, sales literature, communications to shareholders and other materials, performance may be stated in terms of total return. The total return for each class of the Portfolio will be calculated independently of the other classes within that Portfolio. Under the rules of the SEC, funds advertising performance must include total return quotes calculated according to the following formula:

                            T = [(ERV/1/n/)-1]
                                  --------
                                     P

     Where:           T =            average annual total return.

                    ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                      P =            hypothetical initial payment of $1,000

                      n = period covered by the computation, expressed in terms of years.

     Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable value.

     Each class of the Portfolio may also from time to time include in advertisements, sales literature, communications to shareholders and other materials a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of each class of the Portfolio's shares with other performance measures. For example, in comparing the total return of the Portfolio's shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index, EAFE, the Dow Jones Industrial Average or the Shearson Lehman Hutton Government Corporate Bond Index, as appropriate, the Portfolio may calculate the aggregate total return for its shares of a certain class for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in such Portfolio's shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

     In addition to average annual total returns, the Portfolio may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking sales charges into account. Excluding the sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration.

     Performance information for each class of the Portfolio's shares may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in shares of the Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by the Portfolio with respect to a class of shares are reinvested in shares of the same class, and also reflect the maximum sales load charged by the Portfolio with respect to a class of shares. When, however, the Portfolio compares the total return of a share class to that of other funds or relevant indices, total return may also be computed without reflecting the sales load.

     The yield of a class of shares of the Tax-Free Income Portfolio is computed by dividing the Portfolio's net income per share allocated to that class during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis. The Portfolio's "tax-equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to the Portfolio's tax-free yield. This is done by increasing the Portfolio's yield (calculated above) by the amount necessary to reflect the payment of Federal and/or state income tax at a stated tax rate.

     The performance of a class of the Portfolio's shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of each of the Tax-Free Income Portfolio's shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman GMNA Index, the T-Bill Index, the "stocks, bonds and inflation index" published annually by Ibbotson Associates and the Lehman Government Corporate Bond Index. The performance of a class of each of the Index Equity Portfolio's shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, the "stocks bonds and inflation Index" published annually by Ibbotson Associates, the Lipper International Fund Index, the Lipper Small Cap International Fund Index, the Lehman Corporate Bond Index and the Financial Times World Stock Index. Performance information may also include evaluations of the Portfolio and their share classes published by nationally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

     In addition to providing performance information that demonstrates the actual yield or return of a class of shares of particular Portfolio, the Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend investment plan or the impact on tax-deferring investing.

     Performance quotations for shares of the Portfolio represent past performance and should not be considered representative of future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for shares of the Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in the Portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institutions directly to their customer accounts in connection with investments in shares will not be included in the Portfolio performance calculations.

     Non-Money Market Portfolio Yield. The Tax-Free Income Portfolio may advertise the yields on BlackRock Shares. Under the rules of the SEC, the Portfolio must calculate yield using the following formula:

                                            [(a-b    )/6/  ]
                                     YIELD=2  --- + 1    -1
                                            [( cd    )     ]

          Where:    a =    dividends and interest earned during  the period.

                    b =    expenses accrued for the period (net of
                           reimbursements).

                    c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                    d = the maximum offering price per share on the last day of the period.

     For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Portfolio is recognized by accruing 1/360th of the stated dividend rate of the security each day that the security is in the Portfolio. Except as noted below, interest earned on any debt obligations held by the Portfolio is calculated by computing the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

     With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. However, interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

     With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) the Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted-average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted-average maturity date is not available, or
(ii) not to amortize discount or premium on the remaining security. The amortization schedule will be adjusted monthly to reflect changes in the market values of debt obligations.

     Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter.

     The Tax-Free Income Portfolio may advertise the tax-equivalent yield for shares of a specified class. Under the rules of the SEC, the Portfolio must calculate such tax-equivalent yield by dividing that portion of the yield of the Portfolio which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Portfolio which is not tax-exempt.

     Other Information Regarding Investment Returns. In addition to providing performance information that demonstrates the total return or yield of shares of a particular class of the Portfolio over a specified period of time, the Fund may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-free investing. The Fund may demonstrate, using certain specified hypothetical data, the compounding effect of dividend reinvestment on investments in the Portfolio.

     The Portfolio may illustrate in advertising, sales literature, communications to shareholders and other materials the benefits of tax-free investing. For example, Table 1 shows taxpayers how to translate Federal tax savings from investments the income on which is not subject to Federal income tax into an equivalent yield from a taxable investment. The yields below are for illustration purposes only and are not intended to represent current or future yields for the Tax-Free Income Portfolio, which may be higher or lower than the yields shown. The following information regarding tax rates and tax-exempt yields is as of January 1, 2002.

      TABLE 1 - Federal Only

         2002 Taxable Income Bracket      Federal                                 TAX-EXEMPT YIELD
----------------------------------------- Marginal----------------------------------------------------------------------------
   Single Return        Joint Return      Tax Rate*    3.0%      3.5%        4.0%      4.5%       5.0%       5.5%       6.0%
------------------------------------------------------------------------------------------------------------------------------
$      0 -    6,000  $      0 -   12,000    10.0%      3.33%     3.89%      4.44%      5.00%      5.56%      6.11%      6.67%
   6,001 -   27,950    12,001 -   46,700    15.0%      3.53%     4.12%      4.71%      5.29%      5.88%      6.47%      7.06%
  27,951 -   67,700    46,701 -  112,850    27.0%      4.11%     4.79%      5.48%      6.16%      6.85%      7.53%      8.22%
  67,701 -  141,250   112,851 -  171,950    30.0%      4.29%     5.00%      5.71%      6.43%      7.14%      7.86%      8.57%
 141,251 -  307,050   171,951 -  307,050    35.0%      4.62%     5.38%      6.15%      6.92%      7.69%      8.46%      9.23%
       Over 307,050         Over 307,050    38.6%      4.89%     5.70%      6.51%      7.33%      8.14%      8.96%      9.77%

*Rates do not include the phase out of personal exemptions or itemized deductions. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 2002, taxpayers with adjusted gross income in excess of a threshold amount of approximately $137,300 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of the threshold of approximately $137,300 or (ii) 80% of the amount of such itemized deductions otherwise allowable. For single taxpayers and married taxpayers filing jointly, the benefit of each personal exemption is phased out at the rate of two percentage points for each $2,500 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 2002 is estimated to be from $137,300 to $259,800 and for married taxpayers filing a joint return from $206,000 to $328,500. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 2002.

Miscellaneous. Yields on shares of the Portfolio may fluctuate daily and do not provide a basis for determining future yields. Because such yields will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. In comparing the yield of one Portfolio to another, consideration should be given to each Portfolio's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, market conditions, operating expenses and whether there are any special account charges which may reduce the effective yield. The fees which may be imposed by other institutions on their customers are not reflected in the calculations of total returns or yields for the Portfolio.

         When comparing the Portfolio's performance to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility.

         From time to time, the Portfolio's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example the Portfolio may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Portfolio to one another in appropriate categories over specific periods of time may also be quoted in advertising.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. Portfolio may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolio. The Portfolio may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Portfolio investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of the Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives) investment management techniques, policies or investment suitability of the Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions and the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Portfolio), as well as the views of the Portfolio' adviser and/or sub-advisers as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Portfolio. In addition, selected indices may be used to illustrate historic performance of select asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of the Portfolio. In addition, advertisements, sales literature, shareholder communications or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Portfolio and/or other mutual funds, benefits, characteristics or services associated with a particular class of shares, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternative to certificates of deposit and other financial instruments. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. Materials may include lists of representative clients of the Portfolio' investment adviser and sub-advisers. Materials may refer to the CUSIP numbers of the various classes of the Portfolio and may illustrate how to find the listings of the Portfolio in newspapers and periodicals. Materials may also include discussions of other Portfolio, products, and services.

         Charts and graphs using net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid and reflects all elements of return. Unless otherwise indicated, the adjusted NAVs are not adjusted for sales charges, if any.

         The Portfolio may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

         The Portfolio may quote various measures of volatility and benchmark correlation in advertising. In addition, the Portfolio may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

         Momentum indicators indicate the Portfolio's price movements over specific periods of time. Each point on the momentum indicator represents the Portfolio's percentage change in price movements over that period.

         The Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Portfolio may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time.

         The Portfolio may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

         Advertisements and sales materials relating to the Portfolio may include information regarding the background, experience and expertise of the investment adviser and/or portfolio manager for the Portfolio.

                                      TAXES

         The following is only a summary of certain additional tax considerations generally affecting the Portfolio and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

         Each Portfolio of the Fund has elected and intends to qualify for taxation as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio generally is exempt from federal income tax on its net investment income (i.e., its investment company taxable income as that term is defined in the Code without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss) that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of (a) 90% of its net investment income and (b) 90% of its net tax-exempt interest income, if any, for the year (the "Distribution

Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of net investment income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

         In addition to satisfaction of the Distribution Requirement, each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (including, but not limited to, gains from forward foreign currency exchange contacts), or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

         The Tax-Free Income Portfolio is designed to provide investors with tax-exempt interest income. The Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolio's dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary. In addition, the Tax-Free Income Portfolio may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

         In order for the Tax-Free Income Portfolio to pay exempt-interest dividends for any taxable year, at the close of each quarter of the taxable year at least 50% of the value of each such Portfolio must consist of exempt-interest obligations. Exempt-interest dividends distributed to shareholders are not included in the shareholder's gross income for regular federal income tax purposes. However, gain realized by such Portfolio from the disposition of a tax-exempt bond that was acquired after April 30, 1993 for a price less than the principal amount of the bond is treated as ordinary income to the extent of accrued market discount. Also, all shareholders required to file a federal income tax return are required to report the receipt of exempt-interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax (currently imposed at the rate of 26% (28% on the taxable excess over $175,000) in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers) in two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986 generally will constitute an item of tax preference for both corporate and non-corporate taxpayers. Second, exempt-interest dividends derived from all bonds, regardless of the date of issue, must be taken into account by corporate taxpayers in determining certain adjustments for alternative minimum tax purposes. Receipt of exempt-interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

         If the Tax-Free Income Portfolio distributes exempt-interest dividends during the shareholder's taxable year, no deduction generally will be allowed for any interest expense on indebtedness incurred to purchase or carry shares of such Portfolio.

         Distributions of net investment income will be taxable (other than the possible allowance of the dividends received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Portfolio in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. The Tax-Free Income Portfolio may purchase securities that do not bear tax-exempt interest. Any income on such securities recognized by the Portfolio will be distributed and will be taxable to its shareholders.

         The Portfolio intends to distribute to shareholders any of its net capital gain for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Portfolio prior to the date on which a shareholder acquired shares of the Portfolio and whether the distribution was paid in cash or reinvested in shares.

         Distributions by the Portfolio that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) a shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Under current law, ordinary income of individuals will be taxable at a maximum marginal rate of 38.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. Long-term capital gains of individuals are taxed at a maximum rate of 20% with respect to capital assets held for more than one year and 18% with respect to capital assets held for more than five years that have a holding period beginning after December 31, 2000. Capital gains and ordinary income of corporate taxpayers are both taxed at a maximum marginal rate of 35%.

         A shareholder will recognize gain or loss on the sale, exchange or redemption of the Portfolio's shares in an amount equal to the difference between the proceeds of the sale, exchange or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of such Portfolio within 30 days before or after the sale, exchange or redemption. Any gain or loss arising from the sale, exchange or redemption of shares of the Portfolio held as a capital asset (generally, property held for investment) will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any loss incurred on the sale or exchange of the Portfolio's shares, held six months or less, will be disallowed to the extent of exempt-interest dividends received with respect to such shares, and any loss not so disallowed will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

         The Portfolio may engage in hedging or derivatives transactions involving forward contracts, options and futures contracts and short sales. Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Portfolio and defer recognition of certain of the Portfolio's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require the Portfolio to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause the Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Portfolio intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

         The Tax-Free Income Portfolio may make investments in zero coupon bonds having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the bond at maturity over its issue price). Zero coupon bonds do not provide for periodic interest payments and therefore produce income that is not matched by a corresponding cash distribution. Any such income would be treated as income earned by the Portfolio and would be subject to the Distribution Requirement and taken into account for purposes of the 4% excise tax (discussed below). As a result, such Portfolio may be required to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to be able to make distributions to its investors.

         Ordinary income dividends paid by the Portfolio will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of "qualifying dividends" received by the Portfolio from domestic corporations for the taxable year. A dividend received by the Portfolio will not be treated as a qualifying dividend (i) if it has been received with respect to any share of stock that the Portfolio has held for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock), (ii) to the extent that the Portfolio is under an obligation to make related payments with respect to positions in substantially similar or related property or (iii) to the extent the stock on which the dividend is paid is treated as debt-financed. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Portfolio.

         If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions (including amounts derived from interest on Municipal Obligations) will be taxable as ordinary dividends to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends-received deduction in the case of corporate shareholders.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

         Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year.

         The Fund will be required in certain cases to withhold and remit to the United States Treasury a portion of dividends and gross sale proceeds paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (iii) who has failed to certify to the Fund when required to do so that he is not subject to backup withholding or that he is an "exempt recipient."

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to such foreign shareholder from net investment income will be subject to a U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, exempt-interest dividends and capital gain dividends. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. In the case of foreign non-corporate shareholders, the Fund may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

         Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolio each year.

         The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Although the Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities. Shareholders should consult their tax advisors about state and local tax consequences, which may differ from the federal income tax consequences described above.

                    ADDITIONAL INFORMATION CONCERNING SHARES

         Shares of each class of each Portfolio of the Fund bear their pro rata portion of all operating expenses paid by the Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Amended and Restated Distribution and Service Plan. Each share of the Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees.

         Shares of the Fund have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding shares (irrespective of class) may elect all of the trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment, shares will be fully paid and non-assessable by the Fund.

         There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as required by law. At that time, the trustees then in office will call a shareholders meeting to elect trustees. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. The Fund's Declaration of Trust provides that meetings of the shareholders of the Fund shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

         Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Fund voting together in the aggregate without regard to a particular investment portfolio.

         The proceeds received by each Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Fund. As stated herein, certain expenses of the Portfolio may be charged to a specific class of shares representing interests in that Portfolio.

         The Funds' Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to:
(i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. The Board of Trustees may authorize the liquidation and termination of any Portfolio or class of shares. Upon any liquidation of the Portfolio, Shareholders of each class of the Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution.

                                  MISCELLANEOUS

         The Fund. The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open end, management investment company. The Portfolio is diversified. Effective January 31, 1998, the Fund changed its name from Compass Capital Funds(SM) to BlackRock Funds(SM).

         Counsel. The law firm of Simpson Thacher & Bartlett, 425 Lexington Avenue, New York, New York 10017, serves as the Fund's counsel.

         Independent Accountants. PricewaterhouseCoopers LLP, with offices located at 2400 Eleven Penn Center, Philadelphia, Pennsylvania, serves as the Fund's independent accountants.

         Five Percent Owners. On January 10, 2002, PNC Bank, which has its principal offices at 1600 Market Street, Philadelphia, Pennsylvania 19103, held of record approximately 76.327% of the Fund's outstanding shares, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a national bank organized under the laws of the United States. All of the capital stock of PNC Bank is owned by PNC Bancorp, Inc. All of the capital stock of PNC Bancorp, Inc. is owned by The PNC Financial Services Group, Inc., a publicly-held bank holding company.

         Shareholder Approvals. As used in this Statement of Additional Information and in the Prospectuses, a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

                                   APPENDIX A

Commercial Paper Ratings

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

         "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than an obligation carrying a higher designation.

         "B" - Issue has only a speculative capacity for timely payment.

         "C" - Issue has a doubtful capacity for payment.

         "D" - Issue is in payment default.

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuer does not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

         "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

         "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         "D" - Securities are in actual or imminent payment default.

         Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

         Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson
BankWatch:

         "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

         IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

         "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

         "A1" - Obligations are supported by the highest capacity for timely repayment.

         "A2" - Obligations are supported by a satisfactory capacity for timely repayment.

         "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

         "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

         "C" - Obligations for which there is a high risk of default or which are currently in default.

Corporate and Municipal Long-Term Debt Ratings

         The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

         "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

         "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

         "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

         "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

         "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

         "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

         "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         "CI" - This rating is reserved for income bonds on which no interest is being paid.

         "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

         Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         (P) - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

         The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

         "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

         "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

         To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

         The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

         "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

         "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" - Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

         To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

         IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

         "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

         "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

         "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

         "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

         "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

         IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

         Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

         "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

         "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

         "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

         "D" - This designation indicates that the long-term debt is in default.

         PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

Municipal Note Ratings

         A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

         "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

         "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.

         Fitch uses the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B

         Certain Portfolio of the Fund may enter into futures transactions. These transactions are described in this Appendix.

Futures Contracts

         If so provided in the Prospectus relating to a particular Portfolio, the Portfolio may purchase and sell interest rate, currency and index futures contracts that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills, GNMA Certificates and/or on any foreign government fixed-income security, on various currencies and on such indices of U.S. and foreign securities as may exist or come into existence.

         A futures contract purchaser generally incurs an obligation to take delivery of a specified amount of the instrument (that is, the security or securities or the foreign currency) underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying instrument at a specified time in return for an agreed upon price. The purchase of a futures contract enables the Portfolio, during the term of the contract, to lock in a price at which it may purchase a security or currency and protect against a rise in prices pending purchase of portfolio securities. The sale of a future contract enables the Portfolio to lock in a price at which it may sell a security or currency and protect against declines in the value of portfolio securities.

         Although most futures contracts call for actual delivery or acceptance of the underlying instrument, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of the underlying instrument and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a future contract sale for the same aggregate amount of the specific type of the underlying instrument and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Portfolio will be able to enter into a closing transaction.

Margin

         If the Portfolio enters into a futures contract, it is initially required to deposit an "initial margin" of cash, U.S. government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

         Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the futures contract which will be returned to the Portfolio upon the proper termination of the futures contract.

         The margin deposits made are marked to market daily and the Portfolio may be required to make subsequent deposits of cash, U.S. government securities or other liquid portfolio securities, called "variation margin," which are reflective of price fluctuations in the futures contract. For example, when the Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instrument, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instrument, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Adviser to the Portfolio may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or a gain.

Options on Futures Contracts

         The Portfolio may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on the futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

         The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

Limitations on Futures Contracts and Options on Futures Contracts

         The Portfolio may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Portfolio's total assets, after taking into account unrealized gains and unrealized losses on such contracts into which it has entered; provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of the Portfolio's net assets which may be subject to a bona fide hedge position.

Risks of Transactions in Futures Contracts and Options on Futures Contracts

         The prices of securities, currencies and indices subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash price of the Portfolio's securities (and the currencies in which they are denominated). Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates, market movements and/or currency exchange rates against which the Portfolio seeks a hedge. A correlation may also be distorted (a) temporarily, by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds; (b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements; (c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities, currencies and indices and movements in the price of futures contracts, a correct forecast of interest rate, currency exchange rate and/or market movement trends by the Portfolio's Advisor may still not result in a successful hedging transaction.

         There is no assurance that a liquid secondary market will exist for futures contracts and related options in which the Portfolio may invest. In the event a liquid market does not exist, it may not be possible to close out a future position and, in the event of adverse price movements, the Portfolio would continue to be required to make daily case payments of variation margin. The absence of a liquid market in futures contracts might cause the Portfolio to make or take delivery of the instruments underlying futures contracts at a time when it may be disadvantageous to do so.

         Exchanges also limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to take or make delivery of the instruments underlying futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Portfolio's ability to effectively hedge its portfolio.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit the Portfolio's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of the Portfolio's transactions effected on foreign exchanges.

         In the event of the bankruptcy of a broker through which the Portfolio engages in transactions in futures or options thereon, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss on all or part of its margin deposits with the broker.

         If the Portfolio maintains a short position in a futures contract or has sold a call option on a futures contract, it will cover this position by holding, in a segregated account maintained on the books of the Portfolio, cash, U.S. government securities or other government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the instrument underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the instrument underlying the futures contract (in the case of a stock index futures contract the Portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the Portfolio to purchase the same contract at a price no higher than the price at which the short position was established.

         In addition, if the Portfolio holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained on the books of the Portfolio. Alternatively, the Portfolio could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Portfolio.

Accounting Treatment

         Any Portfolio trading in futures contracts and options thereon will account for such instruments in accordance with generally accepted accounting principles.

                               BLACKROCK FUNDS(SM)
                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

               (1)  Articles of Incorporation

                    (a) Declaration of Trust of the Registrant dated December 22, 1988 is incorporated herein by reference to Exhibit
                         (1)(a) of Post-Effective Amendment No. 33 to
                         Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (b) Amendment No. 1 to Declaration of Trust dated May 4, 1989 is incorporated herein by reference to Exhibit
                         (1)(b) of Post-Effective Amendment No. 33 to
                         Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (c) Amendment No. 2 to the Declaration of Trust dated December 23, 1993 is incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (d) Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (No. 33-26305) filed on October 18, 1996.

                    (e) Amendment No. 4 to the Declaration of Trust dated December 23, 1997 is incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (2)  By-laws

                    (a) Amended and Restated Code of Regulations of the Registrant is incorporated herein by reference to
                         Exhibit 2(a) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed on June 11, 1999.

               (3)  Instruments Defining Rights of Security Holders

                    (a) Sections V, VIII and IX of Registrant's Declaration of Trust dated December 22, 1988 are incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998;

                         Article II of Registrant's Code of Regulations is incorporated herein by reference to Exhibit (2) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (4)  Investment Advisory Contracts

                    (a) Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. relating to all Portfolios except the Multi-Sector Mortgage Securities Portfolio III and Index Equity Portfolio is incorporated herein by reference to Exhibit (5)(a) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (b) Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio III is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (c) Addendum No. 1 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (d) Form of Addendum No. 1 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to BlackRock Strategic Portfolio I and BlackRock Strategic Portfolio II is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed on December 18, 1996.

                    (e) Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the International Small Cap Equity Portfolio is incorporated herein by reference to
                         Exhibit 5(e) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed on August 19, 1997.

                    (f) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the Managed Income, Tax-Free Income, Intermediate

                    Government Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond, Intermediate Bond, Government Income, New Jersey Tax-Free Income and Core Bond Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

               (g) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Large Cap Value Equity, Small Cap Value Equity and Select Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

               (h) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Large Cap Growth Equity and Small Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit
                    (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

               (i) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Institutional Management Corporation with respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

               (j) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Equity and International Emerging Markets Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

               (k) Sub-Advisory Agreement among PNC Asset Management Group, Inc., Provident Capital Management, Inc. and BlackRock Financial Management, Inc. with respect to the Balanced Portfolio is incorporated herein by reference to Exhibit
                    (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

               (l) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Mid-Cap Value Equity Portfolio is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

               (m) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Mid-Cap Growth Equity Portfolio is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

               (n) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the International Bond Portfolio is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

               (o) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Small Cap Equity Portfolio is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed on August 19, 1997.

               (p) Form of Addendum No. 3 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the Micro-Cap Equity Portfolio, GNMA Portfolio, Delaware Tax-Free Income Portfolio and Kentucky Tax-Free Income Portfolio is incorporated herein by reference to Exhibit (5)(p) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (q) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Micro-Cap Equity Portfolio is incorporated herein by reference to Exhibit (5)(q) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (r) Form of Sub-Advisory Agreement between BlackRock, Inc. and BlackRock Financial Management, Inc. with respect to the GNMA, Delaware Tax-Free Income and Kentucky Tax-Free

                    Income Portfolios is incorporated herein by reference to Exhibit (5)(r) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

               (s) Form of Addendum No. 4 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the High Yield Bond Portfolio is incorporated herein by reference to Exhibit 5(s) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.

               (t) Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the High Yield Bond Portfolio is incorporated herein by reference to Exhibit 5(t) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.

               (u) Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio IV is incorporated herein by reference to Exhibit 4(u) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed on June 11, 1999.

               (v) Form of Addendum No. 5 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Global Science & Technology Portfolio is incorporated herein by reference to Exhibit 4(v) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed on May 10, 2000.

               (w) Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Global Science & Technology Portfolio is incorporated herein by reference to Exhibit 4(w) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed on May 10, 2000.

               (x) Form of Advisory Agreement between Registrant and BlackRock International, Ltd. with respect to the European Equity and Asia Pacific Equity Portfolios is incorporated herein by reference to Exhibit 4(x) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed on June 6, 2000.

               (y) Form of Addendum No. 6 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the Core Equity Portfolio is incorporated herein by reference to Exhibit 4(y) of Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A filed on August 16, 2000.

               (z) Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the Core Equity Portfolio is incorporated herein by reference to Exhibit 4(z) of Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A filed on August 16, 2000.

               (aa) Form of Addendum No. 7 to Investment Advisory Agreement
                    between Registrant and BlackRock Advisors, Inc. with respect to the Core PLUS Total Return Portfolio is incorporated herein by reference to Exhibit 4(aa) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on November 14, 2000.

               (bb) Form of Sub-Advisory Agreement between BlackRock Advisors,
                    Inc. and BlackRock Financial Management, Inc. with respect to the Core PLUS Total Return Portfolio is incorporated herein by reference to Exhibit 4(bb) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on November 14, 2000.

               (cc) Form of Co-Investment Advisory Agreement among Registrant,
                    BlackRock Advisors, Inc. and BlackRock International, Ltd. with respect to the Global Communications Portfolio is incorporated herein by reference to Exhibit 4(cc) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on November 14, 2000.

               (dd) Form of Addendum No. 8 to Investment Advisory Agreement
                    between Registrant and BlackRock Advisors, Inc. with respect to the Small Cap Core Equity Portfolio is incorporated herein by reference to Exhibit 4(dd) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

         (5)   Underwriting Contracts

               (a) Distribution Agreement between Registrant and BlackRock Distributors, Inc. dated as of January 2, 2001 is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed on January 29, 2001.

               (b) Form of Appendix A to Distribution Agreement between Registrant and BlackRock Distributors, Inc.

         (6)   Bonus or Profit Sharing Contracts

               None.

         (7)   Custodian Agreements

               (a) Custodian Agreement dated October 4, 1989 between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit (8)(a) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (b) Amendment No. 1 to Custodian Agreement between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit (8)(b) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (c) Amendment No. 2 dated March 1, 1993 to Custodian Agreement between Registrant and PNC Bank, National Association with respect to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (8)(c) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (d) Form of Appendix B to Custodian Agreement between Registrant and PFPC Trust Company is incorporated herein by reference to Exhibit 7(d) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

               (e) Sub-Custodian Agreement dated April 27, 1992 among the Registrant, PNC Bank, National Association and The Chase Manhattan Bank is incorporated herein by reference to Exhibit (8)(e) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

               (f) Global Custody Agreement between Barclays Bank PLC and PNC Bank, National Association dated October 28, 1992 is incorporated herein by reference to Exhibit (8)(f) of Post-Effective Amendment

                    No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (g) Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated June 13, 1983 is incorporated herein by reference to Exhibit (8)(g) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

               (h) Amendment No. 1 to Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated November 21, 1989 is incorporated herein by reference to Exhibit (8)(h) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

               (i) Subcustodial Services Agreement dated January 10, 1996 between PNC Bank, National Association and Citibank, N.A. is incorporated herein by reference to Exhibit 8(j) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

          (8)  Other Material Contracts

               (a) Form of Administration Agreement among Registrant, BlackRock Advisors, Inc. and PFPC Inc. is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed on June 11, 1999.

               (b) Forms of Appendix A and Appendix B to Administration Agreement among Registrant, BlackRock Advisors, Inc. and PFPC Inc.

               (c) Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit (9)(e) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (d) Amendment No. 1 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Tax-Free Income Portfolio is incorporated herein by reference to Exhibit (9)(f) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (e) Amendment No. 2 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Pennsylvania Municipal Money Market, Ohio Municipal Money Market, Intermediate Government, Ohio Tax-Free Income,

                    Pennsylvania Tax-Free Income, Large Cap Value Equity, Index Equity and Small Cap Value Equity Portfolios is incorporated herein by reference to Exhibit (9)(g) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (f) Amendment No. 3 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit
                    (9)(h) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (g) Amendment No. 4 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to Series B Investor Shares of the Money Market, Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Intermediate-Term Bond, Small Cap Growth Equity, Core Equity, International Fixed Income, Government Income, International Emerging Markets, International Equity and Balanced Portfolios is incorporated herein by reference to Exhibit (9)(i) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (h) Form of Appendix C to Transfer Agency Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit 8(h) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

               (i) License Agreement dated as of December 1, 1995 between the Registrant and Compass Capital Group, Inc. is incorporated herein by reference to Exhibit 9(q) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

               (j) Share Acquisition Agreement dated April 29, 1998 by and among Registrant and PNC Bank, National Association and PNC Bank, Delaware, respectively, each as trustee for certain of the common trust funds listed therein is incorporated herein by reference to Exhibit 9(l) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed on April 29, 1998.

               (k) Form of Expense Limitation Agreement dated as of January 28, 1999 between Registrant and BlackRock Advisors, Inc. is incorporated herein by reference to Exhibit 8(k) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed on January 28, 1999.

               (l) Form of Expense Limitation Agreement dated as of June 6, 2000 between Registrant and BlackRock International, Ltd. is incorporated herein by reference to Exhibit 8(l) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed on June 6, 2000.

               (m) Form of Amendment Agreement to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to internet services is incorporated herein by reference to Exhibit 8(m) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A filed on August 16, 2000.

               (n) Form of Amendment Agreement to Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(n) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A on November 14, 2000.

          (9)  Legal Opinion

               (a)  Opinion of Ropes & Gray to be filed by amendment.

          (10) Other Opinions

               (a)  None.

          (11) Omitted Financial Statements

               (a)  None.

          (12) Initial Capital Agreements

               (a) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Classes A-1, B-1, C-1, D-2, E-2, F-2, G-2, H-2, I-1, I-2, J-1, J-2, K-2, L-2, M-2,
                    N-2, O-2, P-2, D-1, E-1, F-1, G-1, H-1, K-1, L-1, M-1, N-1,
                    O-1, P-1, A-2, B-2, C-2, I-2, J-2, A-3, B-3, C-3, D-3, E-3,
                    F-3, G-3, H-3, I-3, J-3, K-3, L-3, M-3, N-3, O-3, P-3, Q-1,
                    Q-2, Q-3, R-1, R-2, R-3, S-1, S-2, S-3, T-1, T-2, T-3, U-1,
                    U-2, U-3, A-4, D-4, E-4, F-4, G-4, H-4, K-4, L-4, M-4, N-4,
                    O-4, P-4, R-4, S-4, T-4, U-4, W-4, X-4, Y-4, V-1, V-2, V-3,
                    W-1, W-2, W-3, X-1, X-2, X-3, Y-1, Y-2, Y-3, Z-1, Z-2, Z-3,
                    AA-1, AA-2, AA-3, AA-4, AA-5, BB-1, BB-2, BB-3, BB-4, BB-5,

                    CC-3, A-5, B-4, B-5, C-4, C-5, I-4, I-5, J-4, J-5, Q-4, Q-5,
                    V-4, V-5, Z-4, Z-5, X-1, X-3, D-5, E-5, F-5, G-5, H-5, K-5,
                    L-5, M-5, N-5, O-5, P-5, R-5, S-5, T-5, U-5, W-5, X-5, Y-5,
                    DD-1, DD-2, DD-3, DD-4, DD-5, EE-1, EE-2, EE-3, EE-4, EE-5,
                    R-6, BB-6, FF-3, GG-3, HH-1, HH-2, HH-3, HH-4, HH-5, II-1,
                    II-2, II-3, II-4, II-5, S-6, JJ-1, JJ-2, JJ-3, JJ-4, JJ-5,
                    KK-1, KK-2, KK-3, KK-4, KK-5, LL-1, LL-2, LL-3, LL-4 and
                    LL-5 is incorporated herein by reference to Exhibit (13)(a) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

               (b) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Classes MM-1, MM-2, MM-3, MM-4, MM-5 and MM-6 is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.

               (c) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Class NN-3 is incorporated herein by reference to Exhibit 12(c) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed on June 11, 1999.

               (d) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Classes A-7 and C-7 is incorporated herein by reference to Exhibit 12(d) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed on August 6, 1999.

               (e) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Classes OO-1, OO-2, OO-3, OO-4 and OO-5 is incorporated herein by reference to
                    Exhibit 12(e) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed on May 10, 2000.

               (f) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Classes PP-1, PP-2, PP-3, PP-4 and PP-5, QQ-1, QQ-2, QQ-3, QQ-4, QQ-5 and U-6 is incorporated herein by reference to Exhibit 12(f) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed on June 6, 2000.

               (g) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Class RR-3 is incorporated herein by reference to Exhibit 12(g) of Post-Effective Amendment No. 56 to

                    Registrant's Registration Statement on Form N-1A filed on August 16, 2000.

               (h) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes SS-1, SS-2, SS-3, SS-4 and SS-5 is incorporated herein by reference to
                    Exhibit 12(h) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A filed on November 14, 2000.

               (i) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes TT-1, TT-2, TT-3, TT-4, TT-5 and TT-6 is incorporated herein by reference to Exhibit 12(i) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A filed on November 14, 2000.

               (j) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class UU-1, UU-2, UU-3, UU-4 and UU-5 is incorporated herein by reference to
                    Exhibit 12(j) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

               (k) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class H-6.

          (13) Rule 12b-1 Plan

               (a) Amended and Restated Distribution and Service Plan for Service, Series A Investor, Series B Investor, Series C Investor, Institutional and BlackRock Shares is incorporated herein by reference to Exhibit (15) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

               (b) Form of Appendix A to Amended and Restated Distribution and Service Plan.

          (14) Intentionally Omitted.

          (15) Rule 18f-3 Plan

               (a) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed on August 24, 1999.

          (16) Codes of Ethics

               (a) Code of Ethics of BlackRock Funds is incorporated herein by reference to Exhibit 16(a) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed on June 6, 2000.

               (b) Code of Ethics of BlackRock, Inc. is incorporated herein by reference to Exhibit 16(b) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed on March 23, 2000.

               (c) Code of Ethics of BlackRock Distributors, Inc. is incorporated herein by reference to Exhibit 16(c) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A filed on November 14, 2000.

          (99) (a) Power of Attorney of David R. Wilmerding, Jr. dated May 9, 2001 appointing Laurence D. Fink, Anne Ackerley and Brian P. Kindelan as attorneys and agents is incorporated herein by reference to Exhibit 99(a) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

               (b) Power of Attorney of William O. Albertini dated May 9, 2001 appointing David R. Wilmerding, Jr., Laurence D. Fink, Anne Ackerley and Brian P. Kindelan as attorneys and agents is incorporated herein by reference to Exhibit 99(b) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

               (c) Power of Attorney of Raymond J. Clark dated May 9, 2001 appointing David R. Wilmerding, Jr., Laurence D. Fink, Anne Ackerley and Brian P. Kindelan as attorneys and agents is incorporated herein by reference to Exhibit 99(c) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

               (d) Power of Attorney of Robert M. Hernandez dated May 9, 2001 appointing David R. Wilmerding, Anne Ackerley and Brian P. Kindelan as attorneys and agents is incorporated herein by reference to Exhibit 99(d) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

               (e) Power of Attorney of Laurence D. Fink dated May 9, 2001 appointing David R. Wilmerding, Jr., Anne Ackerley and Brian
                    P. Kindelan as attorneys and agents is incorporated herein by reference to Exhibit 99(e) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

               (f) Power of Attorney of Stuart E. Eizenstat appointing David R. Wilmerding, Jr., Laurence D. Fink, Anne Ackerley and Brian
                    P. Kindelan as attorneys and agents is incorporated herein by reference to Exhibit 99(f) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

               (g) Power of Attorney of Dr. Judith Rodin appointing David R. Wilmerding, Jr., Laurence D. Fink, Anne Ackerley and Brian
                    P. Kindelan as attorneys and agents is incorporated herein by reference to Exhibit 99(g) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A filed on November 14, 2001.

Item 24.  Persons Controlled by or under Common Control with the Fund.

          Unless indicated otherwise, ownership is at 100% and each entity is organized under the laws of Delaware.

          The Fund is controlled by PNC Bank, National Association, a national bank organized under the laws of the United States. All of the capital stock of PNC Bank, National Association is owned by PNC Bancorp, Inc., the capital stock of which is owned by The PNC Financial Services Group, Inc., a publicly held bank holding company organized in Pennsylvania.

          PNC Bank, National Association controls the following entities: 499 Holding, Inc. (organized in New Jersey), Bancshares Realty Co., TRI Capital Company, Inc., Continental/Van Louhr, Inc., Deerfield Corp. (organized in New Jersey), Land Holding Corp. of PA (organized in Pennsylvania), Land Holding, Inc., Midland Loan Services, Inc., NE Investment Inc., Parkway Sussex Inc., PNC Affordable Housing, Inc., PNC Community Partners, Inc., PNC Bank Capital Securities, LLC, PNC Commercial Management, Inc., PNC Bank International, PNC Investment Holdings, Inc., PNC BL Holding Inc., PNC Brokerage Corp. (organized in Pennsylvania), PNC Community Development Corp. (organized in Kentucky), PNC Insurance Services (Kentucky), Inc. (organized in Kentucky), PNC Institutional Capital Trust A, PNC Leasing, LLC, PNC Vehicle Leasing, LLC, PNC Title Holding Company, LLC, PNC Reinsurance Corp. (organized in Vermont), Thornhurst Corp., Spectra Services Corporation (organized in Ohio).

         PNC Bank, National Association controls 50% of the voting securities of Billing Zone, LLC.

         Midland Loan Services, Inc. controls the following entities: MLS Investments, Inc., Ridge Acquisition, L.P., Midland Realty Acceptance Corp., PNC Mortgage Acceptance Corp., Financial Support Services, Inc., First Financial, LP, Midland Commercial Financing Corp. and MDS Servicing Corp.

         PNC Leasing, LLC controls the following entities: Gallatin Generation, LLC, Johnsonville Generation, LLC, Madison Power 2000, LLC, NSI Air, LLC and PNC Capital Leasing, LLC.

         PNC Mortgage Securities Corp. controls PNC Mortgage Funding Corp.

         PNC Mortgage Corp. of America controls PNC Mortgage Partners Corp.

         PNC Investment Holdings, Inc. controls PNC Asset Management, Inc.

         PNC Asset Management, Inc. controls approximately 70% of the voting securities of BlackRock, Inc., which directly and indirectly controls the following entities: BlackRock Advisors Inc., BlackRock Overseas Investment Corp. (an Edge Act bank), BlackRock Japan Holdings, Inc. (organized in Japan), BlackRock International, Ltd. (organized in Scotland), BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock Investments, Inc., BlackRock Funding, Inc., BlackRock Asia Limited, BlackRock Financial Management, Inc., BlackRock (Japan), Inc., Anthracite Securitization Corp. and Risk Monitors, Inc.

         BlackRock Japan Holdings, Inc. and BlackRock International, Ltd. control 50% of the voting securities of Nomura BlackRock Asset Management Co., Ltd., an entity organized under the laws of Japan.

         BlackRock Financial Management, Inc. controls 28% of the voting securities of Trepp, LLC, which is organized under the laws of the state of New York.

Item 25. Indemnification

         Indemnification of Registrant's principal underwriter against certain losses is provided for in Section 9 of the Distribution Agreement incorporated by reference herein as Exhibit 5(a). Indemnification of Registrant's Custodian, Transfer Agent and Administrators is provided for, respectively, in Section 22 of the Custodian Agreement incorporated by reference herein as Exhibit 7(a),
Section 17 of the Transfer Agency Agreement incorporated by reference herein as
Exhibit 8(c) and Section 11 of the Administration Agreement incorporated by reference herein as Exhibit 8(a). Registrant intends to obtain from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Declaration of Trust incorporated by reference herein as Exhibit 1(a) provides as follows:

         Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Section 9.6 of the Registrant's Declaration of Trust, filed herein as
Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

         Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a

    Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 26.   Business and Other Connections of Investment Advisers

               (a) BlackRock Advisors, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp. BlackRock Advisors, Inc. was organized in 1994 for the purpose of providing advisory services to investment companies. The list required by this
                    Item 26 of officers and directors of BlackRock Advisors, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

               (b) BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) ("BIMC") is an indirect majority-owned subsidiary of PNC Bank Corp. The list required by this Item 26 of officers and directors of BIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

               (c) BlackRock Financial Management, Inc. ("BlackRock") is an indirect majority-owned subsidiary of PNC Bank Corp. BlackRock currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 26 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48433).

               (d) BlackRock International, Ltd. (formerly CastleInternational Asset Management Limited) ("BIL") is an indirect majority-owned subsidiary of PNC Bank Corp. The list required by this Item 26 of officers and directors of BIL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

Item 27.   Principal Underwriters

               (a)  Not applicable.

               (b) The information required by this Item 27 with respect to each director, officer or partner of BlackRock Distributors, Inc. (formerly Compass Distributors, Inc.) is incorporated by reference to Schedule A of FORM BD filed by BlackRock Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 8-48775).

               (c)  Not applicable.

Item 28.   Location of Accounts and Records

           (1) PFPC Trust Company, 200 Stevens Drive, Lester, PA 19113 (records relating to its functions as custodian).

           (2) BlackRock Distributors, Inc., Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961 (records relating to its functions as distributor).

           (3) BlackRock Advisors, Inc. (formerly BlackRock, Inc.), 345 Park Avenue, New York, New York 10154 (records relating to its functions as investment adviser and co-administrator).

           (4) BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation), 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment sub-adviser).

           (5) BlackRock Financial Management, Inc., 345 Park Avenue, New York, New York 10154; and 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser and sub-adviser).

           (6) PFPC Inc., 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as co-administrator, transfer agent and dividend disbursing agent).

           (7) The Chase Manhattan Bank, N.A., 1285 Avenue of the Americas, New York, New York 10019 (records relating to its function as sub-custodian).

           (8) BlackRock International, Ltd. (formerly CastleInternational Asset Management Limited), 7 Castle Street, Edinburgh, Scotland, EH2 3AM (records relating to its functions as investment sub-adviser).

           (9) Citibank, N.A., 111 Wall Street, 23rd Floor, Zone 6, New York, NY 10043 (records relating to its functions as sub-custodian).

           (10) BlackRock Financial Management, Inc., 100 Bellevue Parkway, Wilmington, Delaware 19809 (Registrant's declaration of trust, code of regulations and minute books).

Item 29.   Management Services

           None.

Item 30.   Undertakings

           None.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 26th day of September, 2002.

                                           BLACKROCK FUNDS(SM)
                                           Fund

                                           By: /s/ Laurence D. Fink
                                               -----------------------
                                                   Laurence D. Fink
                                                   President and Treasurer
                                                   (Principal Executive Officer)

                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

     Signature                Title                           Date

*William O. Albertini         Trustee                         September 26, 2002
----------------------
(William O. Albertini)

* Raymond J. Clark            Trustee                         September 26, 2002
----------------------
(Raymond J. Clark)

*Stuart E. Eizenstat          Trustee                         September 26, 2002
----------------------
(Stuart E. Eizenstat)

*Laurence D. Fink             Trustee, President and          September 26, 2002
----------------------        Treasurer
(Laurence D. Fink)

*Robert M. Hernandez          Trustee                         September 26, 2002
----------------------
(Robert M. Hernandez)

*Dr. Judith Rodin             Trustee                         September 26, 2002
----------------------
(Dr. Judith Rodin)

*David R. Wilmerding, Jr.     Trustee and Chairman            September 26, 2002
--------------------------    of the Board
 (David R. Wilmerding, Jr.)


*By:   /s/ Anne Ackerley
       --------------------------------
        Anne Ackerley, Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.              Description

5(b) Form of Appendix A to Distribution Agreement between Registrant and BlackRock Distributors, Inc.

8(b) Forms of Appendix A and Appendix B to Administration Agreement among Registrant, BlackRock Advisors, Inc. and PFPC Inc.

12(k) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class H-6.

13(b) Form of Appendix A to Amended and Restated Distribution and Service Plan.